________________________________________________________________________________


                            THE CHESAPEAKE AGGRESSIVE
                                   GROWTH FUND

________________________________________________________________________________


                 a series of the Gardner Lewis Investment Trust






                              Quarterly Fund Update


                     FOR THE PERIOD ENDED SEPTEMBER 30, 2001


                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317



                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-525-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of The Chesapeake Aggressive Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863

                      ____________________________________

                              THE CHESAPEAKE FUNDS
                      ____________________________________





                                                  October 1, 2001


Dear Shareholder:

         The Chesapeake Core Growth Fund closed the third quarter with a year-to-date loss of 26.11%. The Chesapeake Growth Fund Class A and The Chesapeake Aggressive Growth Fund closed the quarter with year-to-date losses of 39.55% and 29.18%. Not surprisingly, growth stocks have been the hardest hit this year, with the Russell 1000 Growth down 30.89% and the Russell 2000 Growth down 28.05%. These losses compare to broader market losses of 20.39% and 15.36% for the S&P500 and Russell 2000, respectively. The Nasdaq is now down 39.33% for the year and over 70% from its March 2000 high. Throughout the market, most losses came in the third quarter. During this period The Chesapeake Core Growth Fund was down 21.56%, The Chesapeake Growth Fund Class A was down 29.40%, and The Chesapeake Aggressive Growth Fund was down 27.30%. These returns were in line with those of growth indices like the Russell 2000 Growth that lost 28.08% and the Russell 1000 Growth that lost 19.41%.

        Average Annual Total Returns - Net of maximum sales load - as of 9/30/01

                Chesapeake Core   Chesapeake Growth     Chesapeake Aggressive
                  Growth Fund       Fund Class A             Growth Fund
                   large-cap          mid-cap                smaller-cap
1 Year              (37.10)%         (56.00)%                 (44.05)%
3 Year               13.49%            4.24%                    1.94%
5 Year                 NA              3.67%                   (0.24)%
Since Inception      10.04%            8.40%                    7.92%

         Following, we address our strategy and our thoughts as they relate to the shocking and horrible events three weeks ago and the environment in general. We have included a series of charts intended to provide you with some historical perspective as it relates to the market. If you have not already seen some similar, they are useful. History tells us that events like this often mark market bottoms. We think this may be the case, but cannot be sure as to the timing of a market reversal. There is no doubt that many company valuations are attractive. But there is also no doubt that we cannot control them. Thus, rather than focus on the market as a whole, we continue to focus on the companies within it. During the past several weeks we have seen a further decrease in economic activity as a result of the tragedy's impact and the deflection of our attention from our everyday lives. On Wall Street, viewership and readership of news has increased, while company specific research has decreased. This has magnified our opportunity to ferret out market inefficiencies. To that end, we have stepped up our calls to specific types of companies hit by the market's sell-off in order to uncover those whose stocks have declined disproportionately to their business prospects.

         Let's not kid ourselves. This quarter and next, countless companies will blame poor results on September 11th in an attempt to clean the slate for next year. But the truth for many of them, ourselves included, is that things were not going so well before then. The manufacturing sector had been showing some signs of stabilization. The consumer, however, was weakening. Thus, if the economy was growing, it was certainly not at any reasonable rate. Our position, based on our company specific work, was that our portfolio companies had either seen their fundamental bottoms and their businesses were beginning to turn up, had stock prices that should go no lower, or were fundamentally unaffected. Even with the events of the 11th we hold the same view and expect their stock prices to rebound. What we missed, however, was that investors had not already reflected all of their negative thinking into our stocks' prices. We were too early. Despite our underweight to technology, more than a third of our loss came from that sector. We have long known that investors will take stocks to higher highs and lower lows than we think rational. But, in the past, when we have tried to come to the party later or overstay our welcome, we have suffered. Therefore, as a general rule, we would rather show up a little early and go home before the crowd. In a normal market environment, this can delay profits, but usually provides for better returns overall. In this environment, being early was not without penalty.

         The tragedy's impact has caused investors to focus on the very short term, giving little credence to anything past the next few months, thereby potentially missing what may in the longer run be very different company conditions. We have chosen to focus on those companies whose fundamentals are currently improving, not necessarily those that are already strong. This is due to our belief that the greatest investment opportunity rarely lies in that which is obvious. To this end, although we do have significant exposure to healthcare and the fundamentals of our companies there are strong, we are looking to make new commitments where the valuations are more attractive. We are focusing on those names outside of conventional thought where the fundamentals justify well more than the current price. We are not focusing on "defensive stocks" where a vast majority of investors are hiding and as a result valuations are full. Our recent work has been in telecom equipment, semi-conductors, niche financials, broadband, and more traditional manufacturers. In some of these areas we are already putting money to work. In others, we are hunting for opportunity.

         Market participants' preoccupation with the market does not, in our view, make for sound long term investment decisions. There is a rational argument that to the extent we perceive ourselves as less safe today or the economy less certain, the equity risk premium is higher. But to presume this condition is lasting seems to us a stretch. We are not in conflict with an enemy of formidable size. Our enemy does, however, have the ability to surprise, and therein lies our justification for fear. Often times the worst of tragedies result in the best of long term outcomes. Our hope is that those who died on September 11 did so in sacrifice for a better tomorrow. Prior to September 11, it was next to impossible for those in Washington to agree on anything. Our international relationships were stagnating, and we were making no headway in the Middle East. Not only has all of this now reversed, it has done so with a clear and specific purpose, to make the world more free, by making it more safe. What is good about this is that it can create a virtuous cycle. The safer we feel the more free we become and the more prosperous our society can be. The more prosperous it is, the safer it becomes and, therefore, the more free. Fortunately, it can be this simple. Travel to an area where people feel the need to barricade themselves in their homes and you will find an area lacking in the basic necessities like food, clothing and shelter. Travel to an area where these things are abundant and you will find the barricades missing. Sure we would all like to think that prosperity need not be a condition for freedom, but we can find very few examples where this is the case.

         So when we look at the events of September 11th, we can look at the short term and become fearful and unfocused. But when we focus instead on what is being done about them, we cannot help but think things will be better. Here at home a massive stimulus based on both monetary and fiscal policy decisions as well as a 20% decline in oil prices is making its way through the economy. This should cause the business environment to turn up more quickly than it otherwise might. In addition, all over the world, involving people of all different faiths, there is now a concerted effort to defeat the threat to our peaceful existence. This newfound cooperation has already created dramatically better communication at home and abroad which will not only aid in the current fight, but just as importantly enhance our global relationships, strengthen prosperity and in turn benefit our stock market far longer than would the stimulus alone. We think were it not for the fear, investors would already be looking through to a better economic environment. But now, fear has its arms around our economic engine. This is ironic given that the steps taken since this event have already made the world a safer place, and with each arrest or military action it will become even safer. We know that with or without our retaliation further acts against us may occur. But we also know that to the extent we diminish terrorist forces, we enhance our safety. As we become more understanding of this point, fear will dissipate and prosperity will resume. Our work should allow us to benefit from this.

         We are grateful and relieved that all of our employees and their families are safe and well. Wall Street is an extremely connected community and we grieve for those lost as well as all of our friends and associates who have suffered losses in this extraordinary tragedy. Our thoughts and prayers are with them.



Sincerely,


/s/ Whit Gardner                          /s/ John L. Lewis, IV

W. Whitfield Gardner                      John L. Lewis, IV









The Chesapeake Core Growth Fund's inception was September 29, 1997. Historical performance for The Chesapeake Growth Fund Class A has been calculated by using the performance of the original class of The Fund (now called the Institutional Shares) from inception on April 6, 1994 until date of issuance of the new Class A Shares on April 7, 1995, and combining such performance with the performance of the Class A Shares since April 7, 1995. With the exception of average annual returns and where otherwise stated, the return figures shown above do not reflect the deduction of a sales load. The maximum sales load for The Chesapeake Growth Fund Class A and The Chesapeake Aggressive Growth Fund is 3%. During part of the period cited above for The Chesapeake Growth Fund Class A and The Chesapeake Core Growth Fund, the advisor assumed certain expenses and/or waived a portion of its fee. Total return would have been lower absent such assumption or fee waiver. The Chesapeake Aggressive Growth Fund, which has an inception date of January 4, 1993, closed to new investors on December 23, 1994. The performance quoted represents past performance and is not a guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares. It is not possible to invest in an index (like the S&P 500 or Russell indices) which is unmanaged and does not incur fees and charges.

Statements in this letter that reflect projections or expectations of future financial or economic performance of the Fund and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates.

For more information regarding each Fund including charges and expenses, obtain a prospectus by calling the Fund directly at (800) 430-3863 or the Fund's
Advisor at (610) 558-2800. Please read the prospectus carefully before you invest.


          Underwriter and Distributor: Capital Investment Group, Inc.,
                       P.O. Box 69, Rocky Mount, NC 27802
                               Phone 800-430-3863

The market sold off initially following the attack on Pearl Harbor, but shortly thereafter regained those losses and entered a long bull market.

[Line Graph Here]:

      1937     Dec-37     $ 1.00
      1938     Dec-38     $ 1.27
      1939     Dec-39     $ 1.31
      1940     Dec-40     $ 1.21
      1941     Dec-41     $ 1.09
      1942     Dec-42     $ 1.25
      1943     Dec-43     $ 1.57
      1944     Dec-44     $ 1.85
      1945     Dec-45     $ 2.46
      1946     Dec-46     $ 2.35
      1947     Dec-47     $ 2.46
      1948     Dec-48     $ 2.53
      1949     Dec-49     $ 3.04


The Cuban Missile Crisis marked the peak of cold war tensions, yet also marked the beginning of a 6 year rally that was unaffected even by President Kennedy's assassination.

[Line Graph Here]:

      1959     Dec-59     $ 1.00
      1960     Dec-60     $ 1.01
      1961     Dec-61     $ 1.28
      1962     Dec-62     $ 1.17
      1963     Dec-63     $ 1.43
      1964     Dec-64     $ 1.65
      1965     Dec-65     $ 1.82
      1966     Dec-66     $ 1.65
      1967     Dec-67     $ 2.01
      1968     Dec-68     $ 2.20
      1969     Dec-69     $ 2.04
      1970     Dec-70     $ 2.08


The surprise oil shock in 1972 had a dampening effect on both the economy and the market; but the Watergate Scandal marked the market's bottom despite an absence of any positive news.

[Line Graph Here]:

      1969     Dec-69     $ 1.00
      1970     Dec-70     $ 1.02
      1971     Dec-71     $ 1.17
      1972     Dec-72     $ 1.41
      1973     Dec-73     $ 1.21
      1974     Dec-74     $ 0.88
      1975     Dec-75     $ 1.18
      1976     Dec-76     $ 1.44
      1977     Dec-77     $ 1.33
      1978     Dec-78     $ 1.40
      1979     Dec-79     $ 1.65


The market sold off 15% after Iraq invaded Kuwait, but regained its losses before Desert Storm had even commenced, leaving the longer term bull market intact.

[Line Graph Here]:

      1988     Dec-88     $ 1.00
      1989     Dec-89     $ 1.32
      1990     Dec-90     $ 1.29
      1991     Dec-91     $ 1.69
      1992     Dec-92     $ 1.81

            ________________________________________________________

                     THE CHESAPEAKE AGGRESSIVE GROWTH FUND
            ________________________________________________________


                               September 30, 2001


Investment Strategy
-------------------

The Chesapeake Aggressive Growth Fund seeks capital appreciation primarily through investments in small and medium growth equities. The cornerstone of the fund's intensive in-house fundamental analysis is constant contact with the management, customers, competitors, and suppliers of both current and potential investments.


Investment Guidelines
---------------------
The Fund seeks companies that:

o are experiencing a rapid growth rate - companies in our portfolio are forecasted to grow their profits in excess of 20% annually;
o  are selling at a stock price not yet fully reflective of their growth rate;
o are undergoing a positive change created by new products, managements, distribution strategies or manufacturing technologies;
o  have a strong balance sheet;
o  are less susceptible to macroeconomic change.


Ten Largest Industry Groups
---------------------------

Apparel                              6.2%
Business Services                    3.6%
Food & Restaurants                   5.8%
Healthcare Delivery                 13.7%
Insurance, Inv. Mgmt., Brokers       7.5%
Medical Products                     6.9%
Pharmaceuticals                      7.3%
Semiconductors & Related            10.7%
Telecommunications                   4.0%
Transportation                       3.7%
All Others                          30.6%


About The Investment Advisor
----------------------------

Gardner Lewis Asset Management serves as investment advisor to the Chesapeake Family of Funds. Overall, through the funds and separately managed accounts, Gardner Lewis invests approximately $2 billion in growth equities for both institutions and individuals including some of the top foundations, endowments, and pension plans in the U.S. Gardner Lewis was founded in 1990 and employs a staff of 36. The research team is comprised of 17.

Ten Largest Holdings
--------------------

 1.  Jones Apparel Group, Inc.          4.8%
 2.  First Health Group Corp.           3.8%
 3.  Caremark RX, Inc.                  3.3%
 4.  Biomet, Inc.                       2.6%
 5.  Lifepoint Hospitals Inc.           2.5%
 6.  Universal Health Services          2.3%
 7.  LTX Corp.                          2.1%
 8.  Triad Hospitals Inc.               2.0%
 9.  Cognizant Tech. Solutions          1.9%
10.  Community Health System            1.8%


Portfolio Characteristics
-------------------------

Overall Assets ($MM)                     135
Number of Companies                       97
5 Yr. Historical Earnings Growth          16
Earnings Growth - net year                29
P/E Ratio - next year                     16
  (Gardner Lewis earnings estimates)


Performance Summary
-------------------
                                                   Annualized
--------------------------------------------------------------------------------
The Chesapeake             Quarter      1 Year       5 Year      Since
Aggressive Growth Fund       End                               Inception
--------------------------------------------------------------------------------
Without the sales load
             deduction     -27.31%      -42.32%       0.37%       8.30%
--------------------------------------------------------------------------------
    Net of the maximum
          Sales load^1     -29.49%      -44.05%       0.24%       7.92%
--------------------------------------------------------------------------------

 1 The maximum sales load for the Fund is 3%. The inception date of the Fund was January 4, 1993. The performance quoted represents past performance and is not a guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares.


For more complete information regarding the Fund including charges and expenses, obtain a prospectus by calling the Fund directly at (800) 430-3863 or Gardner Lewis Asset Management, the Investment Advisor at (610) 558-2800.

            Please read the prospectus carefully before you invest.

                   Capital Investment Group, Inc., Distributor
                           Raleigh, NC (800) 525-3863


                                   ________________________________________________________

                                             THE CHESAPEAKE AGGRESSIVE GROWTH FUND
                                   ________________________________________________________


                                                    PORTFOLIO OF INVESTMENTS
                                                           (unaudited)
                                                       September 30, 2001

---------------------------------------------------------     -------------------------------------------------------------
Quantity        Security                     Market Value     Quantity      Security                          Market Value
=========================================================     =============================================================
    254,200 Jones Apparel Group, Inc.           6,479,558         37,600 Veeco Instruments, Inc.                   996,400
    175,100 First Health Group Corp.            5,144,438        130,500 BE Aerospace, Inc.                        991,800
    269,800 Caremark RX, Inc.                   4,500,264         58,000 Checkfree Corp.                           984,260
    120,525 Biomet, Inc.                        3,525,356         66,900 Advanced Fibre Communications             977,409
     77,200 Lifepoint Hospitals Inc.            3,396,800         69,000 Progenics Pharmaceuticals                 959,100
     63,960 Universal Health Services, Inc.     3,121,248         81,600 EMC Corporation                           958,800
    205,100 LTX Corp.                           2,791,411        100,500 Immunogen, Inc                            909,525
     77,500 Triad Hospitals Inc.                2,743,500         31,500 Novellus Systems, Inc.                    899,640
    113,400 Cognizant Technology Solutions      2,540,160         28,000 Americredit Corp.                         885,360
     81,700 Community Health Systems, Inc       2,429,758         52,200 Cymer, Inc.                               874,350
    102,500 Ann Taylor Stores                   2,246,800        100,700 S1 Corporation                            851,922
     34,300 Suiza Foods, Inc                    2,165,702         77,800 Amkor Technology Inc.                     818,456
     84,700 Interstate Bakeries                 2,159,850         57,500 Luminex Corp.                             784,875
     65,500 Cubist Pharmaceuticals, Inc.        2,146,435         84,300 Cash America International                767,130
    136,000 Edison Schools, Inc.                2,053,600         76,600 Steel Dynamics, Inc                       757,574
     73,500 American Capital Strategies         2,013,165         40,800 Plantronics Inc.                          695,640
     66,300 Fleming Co.                         1,955,850         43,000 Medcath Corporation                       694,450
    141,600 Wolverine World Wide, Inc.          1,903,104         64,000 Beverly Enterprises                       652,800
    144,000 O2Micro International Ltd.          1,893,600         68,500 Walter Industries Inc                     613,075
     66,600 Shaw Group Inc.                     1,876,122         59,700 PDF Solutions, Inc.                       611,925
     69,000 ILEX Oncology, Inc.                 1,811,940         17,400 Cooper Cameron Corp.                      570,720
     34,700 Brown & Brown, Inc.                 1,807,870         84,500 Atmel Corp.                               564,460
    190,900 Intergraph Corp.                    1,708,555         47,700 Regeneration Technologies                 555,705
     82,300 Steris Corp.                        1,618,018         70,600 ATI Technologies, Inc.                    553,504
  3,400,436 Aura Systems, Inc.                  1,598,205         37,696 Marvell Technology                        540,938
    131,700 Midway Games Inc.                   1,594,887        130,796 Genzyme Corp. - Biosurgery Div.           510,104
    115,600 Avigen, Inc.                        1,584,876         23,400 Comverse Technology, Inc.                 479,232
    157,900 Durect Corp.                        1,528,472         40,200 LSI Logic Corp.                           472,350
    131,600 Dycom Industries, Inc.              1,526,560         75,400 Centillium Communications                 456,924
     53,300 Semtech Corp.                       1,512,654         29,700 Scottish Annuity & Life Hldgs             449,955
     94,500 TriQuint Semiconductor              1,511,055        110,200 Sycamore Networks, Inc.                   383,496
     74,500 First American Financial            1,508,625         63,700 Stewart Enterprises, Inc.                 369,460
     64,700 Triarc Cos, Inc.                    1,494,570         70,000 DMC Stratex Networks, Inc.                361,200
     91,300 Fairchild Semiconductor             1,465,365        141,800 Ariad Pharmaceuticals                     347,410
     48,600 Ross Stores, Inc.                   1,421,550         45,600 Dura Automotive Systems                   328,320
     78,400 Swift Transportation Co.            1,387,680         84,300 Genzyme Transgenics Corp.                 324,555
     65,900 Arkansas Best Corp                  1,364,789         28,100 Kopin Corp.                               293,083
    114,200 Hollywood Entertainment Corp.       1,341,850         32,400 Borland Software Corp.                    262,440
    109,800 Exult, Inc.                         1,283,562         27,600 Centra Software, Inc.                     236,256
    206,300 Power-One, Inc.                     1,268,745         21,500 MIM Corp.                                 225,750
     96,400 Mediacom Communications Inc.        1,256,092         24,500 August Technology Corp.                   200,900
     93,600 Atlantic Coast Airlines, Inc.       1,244,880         20,700 Concurrent Computer Corp.                 187,956
     46,800 ICN Pharmaceuticals, Inc.           1,233,180          6,300 Max RE Capital, Ltd                        90,090
     55,200 Mirant Corp.                        1,208,880          5,056 Acclaim Entertainment, Inc.- Restricted    13,550
     59,000 Bally Total Fitness Holdings        1,198,290          3,779 Acclaim Entertainment Wrnts - Restricted    2,116
    113,200 Dynacare Inc.                       1,188,600         11,956 Wilshire Technologies Warrants                  0
     86,800 Sonic Automotive, Inc.              1,180,480
     74,300 Ensco International, Inc.           1,086,266                TOTAL EQUITY                          126,660,653
     23,500 Hilb, Rogal & Hamilton Co.          1,071,835
    169,400 Petrol Geo Service ADR              1,067,220                CASH EQUIVALENT                         8,441,835
     51,000 Lumenis Ltd.                        1,024,080
     56,800 Micros Systems, Inc.                1,009,336                TOTAL ASSETS                          135,102,489


________________________________________________________________________________


                            THE CHESAPEAKE AGGRESSIVE
                                   GROWTH FUND

________________________________________________________________________________


                 a series of the Gardner Lewis Investment Trust
























                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                    or accompanied by a current prospectus.

________________________________________________________________________________


                            THE CHESAPEAKE AGGRESSIVE
                                   GROWTH FUND

________________________________________________________________________________


                 a series of the Gardner Lewis Investment Trust






                                  Annual Report


                       FOR THE YEAR ENDED AUGUST 31, 2001


                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317



                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-525-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of The Chesapeake Aggressive Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863

                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                     Performance Update - $25,000 Investment

        For the period from January 4, 1993 (Commencement of Operations)
                               to August 31, 2001


[Line Graph Here]:

--------------------------------------------------------------------------------
                  The Chesapeake             Russell 2000        S&P 500 Total
              Aggressive Growth Fund            Index            Return Index
--------------------------------------------------------------------------------
01/04/93             $24,250                   $25,000             $25,000
02/28/93              24,066                    25,301              25,562
08/31/93              28,765                    28,007              27,113
02/28/94              35,797                    30,207              27,692
08/31/94              33,489                    29,273              28,596
02/28/95              36,044                    29,188              29,731
08/31/95              51,058                    34,888              34,730
02/29/96              46,152                    37,398              40,048
08/31/96              44,517                    38,725              41,234
02/28/97              50,735                    42,088              50,526
08/31/97              62,831                    49,872              57,995
02/28/98              64,010                    54,728              68,212
08/31/98              42,652                    40,288              62,689
02/28/99              51,097                    47,072              81,675
08/31/99              58,075                    51,718              87,655
02/29/00             100,165                    70,311              91,255
08/31/00              94,769                    65,882             101,959
02/28/01              62,907                    58,543              83,773
08/31/01              58,698                    58,300              77,092


This graph depicts the performance of The Chesapeake Aggressive Growth Fund (the "Fund") versus the S&P 500 Total Return Index and the Russell 2000 Index. It is important to note that the Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns

------------------------ ------------ -------------- ---------------------------
                                                          Since Commencement
                           One Year      Five Years     Of Operations (1/4/93)
------------------------ ------------ -------------- ---------------------------
     No Sales Load         (38.06)%        5.69 %              10.75 %
------------------------ ------------ -------------- ---------------------------
3.00% Maximum Sales Load   (39.92)%        5.04 %              10.36 %
------------------------ ------------ -------------- ---------------------------


>> The graph assumes an initial $25,000 investment ($24,250 after maximum sales load of 3.00% for the Fund) at January 4, 1993 (commencement of operations of the Fund). All dividends and distributions are reinvested.

>> At August 31, 2001, the value of the Fund would have increased to $58,698 - a cumulative total investment return of 134.79% since January 4, 1993. Without the deduction of the 3.00% maximum sales load, the value of the Fund would have increased to $60,513 - a cumulative total investment return of 142.05% since January 4, 1993. The sales load may be reduced or eliminated for larger purchases.

>> At August 31, 2001, the value of a similar investment in the S&P 500 Total Return Index would have increased to $77,092 - a cumulative total investment return of 208.37% since January 4, 1993; while the value of a similar investment in the Russell 2000 Index would have grown to $58,300 - a cumulative total investment return of 133.20% since January 4, 1993.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          August 31, 2001


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                         Shares           (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 93.57%

Aerospace & Defense - 1.40%
  (a)BE Aerospace, Inc. ....................................................................             130,500        $  2,270,700
                                                                                                                        ------------

Apparel Manufacturing - 5.36%
  (a)Jones Apparel Group, Inc. .............................................................             254,200           8,108,980
  (a)Tommy Hilfiger Corporation ............................................................              44,900             579,210
                                                                                                                        ------------
                                                                                                                           8,688,190
                                                                                                                        ------------
Auto Parts - Original Equipment - 0.39%
  (a)Dura Automotive Systems, Inc. .........................................................              45,600             638,400
                                                                                                                        ------------

Building Materials - 1.17%
  (a)Dycom Industries, Inc. ................................................................             131,600           1,906,884
                                                                                                                        ------------

Commercial Services - 2.80%
  (a)Edison Schools Inc. ...................................................................             115,300           2,121,520
     First American Corporation ............................................................             106,400           1,947,120
  (a)Stewart Enterprises, Inc. .............................................................              63,700             479,024
                                                                                                                        ------------
                                                                                                                           4,547,664
                                                                                                                        ------------
Computer Software & Services - 9.06%
  (a)Acclaim Entertainment, Inc. ...........................................................               5,056              20,275
  (a)Acclaim Entertainment, Inc. - Non-Callable Warrants, expire 4/4/2002 ..................               3,779               2,116
  (a)Borland Software Corporation ..........................................................              32,400             368,388
  (a)Centra Software, Inc. .................................................................              27,600             271,860
  (a)CheckFree Corp. .......................................................................              58,000           1,270,780
  (a)Cognizant Technology Solutions Corporation ............................................             113,400           4,795,686
  (a)Concurrent Computer Corporation .......................................................              20,700             227,700
  (a)Exult Inc. ............................................................................              97,800           1,369,200
  (a)MICROS Systems, Inc. ..................................................................              56,800           1,613,120
  (a)Midway Games Inc. .....................................................................             131,500           1,940,940
  (a)PDF Solutions, Inc. ...................................................................              59,700             859,680
  (a)Peregrine Systems, Inc. ...............................................................              51,700           1,353,506
  (a)Sycamore Networks, Inc. ...............................................................             110,000             617,100
                                                                                                                        ------------
                                                                                                                          14,710,351
                                                                                                                        ------------
Computers - 1.99%
  (a)EMC Corporation .......................................................................              81,600           1,261,536
  (a)Intergraph Corporation ................................................................             190,900           1,970,088
                                                                                                                        ------------
                                                                                                                           3,231,624
                                                                                                                        ------------
Diversified Operations - 2.22%
  (a)Aura Systems, Inc. ....................................................................           3,400,436           2,006,257
     Triarc Companies, Inc. ................................................................              64,700           1,604,560
                                                                                                                        ------------
                                                                                                                           3,610,817
                                                                                                                        ------------



                                                                                                                         (Continued)

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          August 31, 2001


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                         Shares           (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Electronics - 1.61%
        (a)Kopin Corporation .........................................................                    28,100        $    351,812
        (a)Power-One, Inc. ...........................................................                   206,300           2,250,733
                                                                                                                        ------------
                                                                                                                           2,602,545
                                                                                                                        ------------
      Electronics - Semiconductor - 11.89%
        (a)ATI Technologies Inc. .....................................................                    70,600             645,990
        (a)Atmel Corporation .........................................................                    84,500             810,355
        (a)August Technology Corporation .............................................                    24,500             347,655
        (a)Cymer, Inc. ...............................................................                    52,200           1,313,352
        (a)Fairchild Semiconductor Corporation .......................................                    91,300           1,969,341
        (a)LSI Logic Corporation .....................................................                    40,200             814,050
        (a)LTX Corporation ...........................................................                   205,100           3,673,341
        (a)Marvell Technology Group Ltd. .............................................                    37,696             944,285
        (a)Novellus Systems, Inc. ....................................................                    31,500           1,395,765
        (a)O2Micro International Limited .............................................                   144,000           2,289,600
        (a)Semtech Corporation .......................................................                    53,300           1,989,689
        (a)TriQuint Semiconductor, Inc. ..............................................                    94,500           2,003,400
        (a)Veeco Instruments Inc. ....................................................                    37,600           1,099,424
                                                                                                                        ------------
                                                                                                                          19,296,247
                                                                                                                        ------------
      Financial - Consumer Credit - 0.80%
        (a)AmeriCredit Corp. .........................................................                    28,000           1,292,480
                                                                                                                        ------------

      Financial - Non-Banks - 1.28%
           American Capital Strategies, Ltd. .........................................                    73,500           2,074,170
                                                                                                                        ------------

      Financial Services - 0.16%
        (a)S1 Corporation ............................................................                    22,300             258,011
                                                                                                                        ------------

      Food - Processing - 2.52%
           Interstate Bakeries Corporation ...........................................                    84,700           2,092,090
        (a)Suiza Foods Corporation ...................................................                    34,300           1,988,714
                                                                                                                        ------------
                                                                                                                           4,080,804
                                                                                                                        ------------
      Food - Wholesale - 1.21%
           Fleming Companies, Inc. ...................................................                    66,300           1,961,817
                                                                                                                        ------------

      Foreign - 1.04%
        (a)Petroleum Geo-Services ASA (ADR) ..........................................                   169,400           1,687,224
                                                                                                                        ------------

      Furniture & Home Appliances - 0.17%
           Haverty Furniture Companies, Inc. .........................................                    20,300             283,794
                                                                                                                        ------------

      Homebuilders - 0.48%
           Walter Industries, Inc. ...................................................                    68,500             780,900
                                                                                                                        ------------



                                                                                                                         (Continued)

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          August 31, 2001


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                         Shares           (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Insurance - Life & Health - 3.34%
        (a)First Health Group Corp. ..................................................                   175,100        $  4,902,800
           Scottish Annuity & Life Holdings, Ltd. ....................................                    29,700             512,325
                                                                                                                        ------------
                                                                                                                           5,415,125
                                                                                                                        ------------
      Insurance - Multiline - 2.69%
           Brown & Brown .............................................................                    34,700           1,534,781
           HCC Insurance Holdings, Inc. ..............................................                    72,900           1,838,538
           Hilb, Rogal and Hamilton Company ..........................................                    23,500           1,000,630
                                                                                                                        ------------
                                                                                                                           4,373,949
                                                                                                                        ------------
      Leisure Time - 0.92%
        (a)Bally Total Fitness Holding Corporation ...................................                    59,000           1,500,370
                                                                                                                        ------------

      Medical - Biotechnology - 8.69%
        (a)ARIAD Pharmaceuticals, Inc. ...............................................                   106,800             398,364
        (a)Avigen, Inc. ..............................................................                   115,600           1,707,412
        (a)Cubist Pharmaceuticals, Inc. ..............................................                    65,500           2,711,045
        (a)Durect Corporation ........................................................                   151,000           1,035,860
        (a)Genzyme Corporation - Genzyme Biosurgery Division .........................                   120,996             865,121
        (a)Genzyme Transgenics Corporation ...........................................                    84,300             394,524
           ICN Pharmaceuticals, Inc. .................................................                    30,700             904,115
        (a)ILEX Oncology, Inc. .......................................................                    69,000           2,066,550
        (a)ImmunoGen, Inc. ...........................................................                    85,600           1,162,448
        (a)Luminex Corporation .......................................................                    57,500           1,112,625
        (a)Progenics Pharmaceuticals, Inc. ...........................................                    69,000           1,237,860
        (a)Regeneration Technologies, Inc. ...........................................                    44,800             505,792
                                                                                                                        ------------
                                                                                                                          14,101,716
                                                                                                                        ------------
      Medical - Hospital Management & Services - 8.96%
        (a)Community Health Systems, Inc. ............................................                    81,700           2,553,125
        (a)Dynacare Inc. .............................................................                   113,200           1,531,596
        (a)LifePoint Hospitals, Inc. .................................................                    77,200           3,303,388
        (a)MedCath Corporation .......................................................                    43,000             791,200
        (a)Triad Hospitals, Inc. .....................................................                    92,300           3,336,645
        (a)Universal Health Services, Inc. ...........................................                    63,960           3,025,308
                                                                                                                        ------------
                                                                                                                          14,541,262
                                                                                                                        ------------
      Medical Supplies - 4.06%
           Biomet, Inc. ..............................................................                   120,525           3,330,106
        (a)ESC Medical Systems Ltd. ..................................................                    51,000           1,476,960
        (a)STERIS Corporation ........................................................                    82,300           1,779,326
                                                                                                                        ------------
                                                                                                                           6,586,392
                                                                                                                        ------------
      Metal Fabrication & Hardware - 1.13%
        (a)Steel Dynamics, Inc. ......................................................                     1,400              18,690
        (a)The Shaw Group Inc. .......................................................                    66,600           1,821,510
                                                                                                                        ------------
                                                                                                                           1,840,200
                                                                                                                        ------------


                                                                                                                         (Continued)

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          August 31, 2001


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                         Shares           (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Miscellaneous - Manufacturing - 0.00%
        (a)Wilshire Technologies, Warrants, expire 11/28/2002 ........................                    11,956        $          0
                                                                                                                        ------------

      Oil & Gas - Equipment & Services - 1.09%
           ENSCO International Incorporated ..........................................                    97,000           1,769,280
                                                                                                                        ------------

      Pharmaceutical Services - 3.02%
        (a)Caremark Rx, Inc. .........................................................                   269,800           4,713,406
        (a)MIM Corporation ...........................................................                    15,900             189,210
                                                                                                                        ------------
                                                                                                                           4,902,616
                                                                                                                        ------------
      Retail - Apparel - 3.44%
        (a)AnnTaylor Stores Corporation ..............................................                   102,500           3,433,750
           Venator Group, Inc. .......................................................                   119,500           2,151,000
                                                                                                                        ------------
                                                                                                                           5,584,750
                                                                                                                        ------------
      Retail - Automotive - 0.95%
        (a)Sonic Automotive, Inc. ....................................................                    86,800           1,536,360
                                                                                                                        ------------

      Retail - Specialty Line - 0.95%
           Cash America International, Inc. ..........................................                    84,300             712,335
        (a)Hollywood Entertainment Corporation .......................................                    69,600             835,200
                                                                                                                        ------------
                                                                                                                           1,547,535
                                                                                                                        ------------
      Shoes - Leather - 2.00%
           Wolverine World Wide, Inc. ................................................                   174,400           3,247,328
                                                                                                                        ------------

      Telecommunications - 0.26%
        (a)Centillium Communications, Inc. ...........................................                    34,000             418,200
                                                                                                                        ------------

      Telecommunications Equipment - 2.25%
        (a)Advanced Fibre Communications, Inc. .......................................                    64,500           1,564,125
        (a)Comverse Technology, Inc. .................................................                    24,000             603,360
        (a)DMC Stratex Networks, Inc. ................................................                    70,000             666,400
        (a)Plantronics, Inc. .........................................................                    40,800             811,920
                                                                                                                        ------------
                                                                                                                           3,645,805
                                                                                                                        ------------
      Transportation - Air - 1.18%
        (a)Atlantic Coast Airlines Holdings, Inc. ....................................                    73,700           1,864,610
        (a)Atlas Air Worldwide Holdings, Inc. ........................................                     3,500              48,440
                                                                                                                        ------------
                                                                                                                           1,913,050
                                                                                                                        ------------
      Transportation - Miscellaneous - 2.12%
        (a)Arkansas Best Corporation .................................................                    65,900           1,750,963
        (a)Swift Transportation Co., Inc. ............................................                    78,400           1,692,656
                                                                                                                        ------------
                                                                                                                           3,443,619
                                                                                                                        ------------


                                                                                                                         (Continued)

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          August 31, 2001


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                         Shares           (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Utilities - Electric - 0.97%
        (a)Mirant Corporation ....................................................                        55,200        $  1,581,480
                                                                                                                        ------------

           Total Common Stocks (Cost $125,531,849) .............................................................         151,871,659
                                                                                                                        ------------

INVESTMENT COMPANIES - 4.41%

      Evergreen Money Market Institutional Money
           Market Fund Institutional Service Shares ..............................                     6,767,216           6,767,216
      Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Service Shares ..............................                       388,596             388,596
                                                                                                                        ------------

           Total Investment Companies (Cost $7,155,812) ........................................................           7,155,812
                                                                                                                        ------------


Total Value of Investments (Cost $132,687,661 (b)) ...............................                         97.98 %      $159,027,471
Other Assets Less Liabilities ....................................................                          2.02 %         3,283,520
                                                                                                          ------        ------------
      Net Assets .................................................................                        100.00 %      $162,310,991
                                                                                                          ======        ============




      (a)  Non-income producing investment.

      (b)  Aggregate cost for federal income tax purposes is $133,688,238. Unrealized appreciation (depreciation) of investments for federal income tax purposes is as follows:


           Unrealized appreciation .............................................................................       $ 36,333,913
           Unrealized depreciation .............................................................................        (10,994,680)
                                                                                                                       ------------

                       Net unrealized appreciation .............................................................       $ 25,339,233
                                                                                                                       ============



      The following acronym is used in this portfolio:

           ADR - American Depository Receipt







See accompanying notes to financial statements


                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          August 31, 2001


ASSETS
      Investments, at value (cost $132,687,661) .......................................................                 $159,027,471
      Cash ............................................................................................                       65,876
      Income receivable ...............................................................................                       22,978
      Receivable for investments sold .................................................................                    5,526,875
                                                                                                                        ------------

           Total assets ...............................................................................                  164,643,200
                                                                                                                        ------------

LIABILITIES
      Accrued expenses ................................................................................                       49,339
      Payable for investment purchases ................................................................                    2,282,870
                                                                                                                        ------------

           Total liabilities ..........................................................................                    2,332,209
                                                                                                                        ------------

NET ASSETS
      (applicable to 12,931,661 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                 $162,310,991
                                                                                                                        ============

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
      ($162,310,991 / 12,931,661 shares) ..............................................................                 $      12.55
                                                                                                                        ============

OFFERING PRICE PER SHARE
      (100 / 97 of $12.55) ............................................................................                 $      12.94
                                                                                                                        ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                 $129,370,456
      Undistributed net realized gain on investments ..................................................                    6,600,725
      Net unrealized appreciation on investments ......................................................                   26,339,810
                                                                                                                        ------------
                                                                                                                        $162,310,991
                                                                                                                        ============







See accompanying notes to financial statements


                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                     Year ended August 31, 2001


NET INVESTMENT LOSS

      Income
           Dividends ..................................................................................               $     697,505
           Miscellaneous ..............................................................................                      46,732
                                                                                                                      -------------

               Total income ...........................................................................                     744,237
                                                                                                                      -------------

      Expenses
           Investment advisory fees (note 2) ..........................................................                   2,548,322
           Fund administration fees (note 2) ..........................................................                     202,899
           Custody fees ...............................................................................                      18,839
           Registration and filing administration fees (note 2) .......................................                       6,083
           Fund accounting fees (note 2) ..............................................................                      39,398
           Audit fees .................................................................................                      16,453
           Legal fees .................................................................................                       9,266
           Securities pricing fees ....................................................................                       7,892
           Shareholder administration fees (note 2) ...................................................                      50,000
           Shareholder recordkeeping fees .............................................................                      16,251
           Shareholder servicing expenses .............................................................                      17,541
           Registration and filing expenses ...........................................................                      10,993
           Printing expenses ..........................................................................                      28,015
           Trustee fees and meeting expenses ..........................................................                       9,497
           Other operating expenses ...................................................................                      32,024
                                                                                                                      -------------

               Total expenses .........................................................................                   3,013,473
                                                                                                                      -------------

                    Less expense reimbursements (note 4) ..............................................                     (21,454)
                                                                                                                      -------------

               Net expenses ...........................................................................                   2,992,019
                                                                                                                      -------------

                    Net investment loss ...............................................................                  (2,247,782)
                                                                                                                      -------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized gain from investment transactions ..................................................                  10,590,506
      Decrease in unrealized appreciation on investments ..............................................                (122,846,780)
                                                                                                                      -------------

           Net realized and unrealized loss on investments ............................................                (112,256,274)
                                                                                                                      -------------

               Net decrease in net assets resulting from operations ...................................               $(114,504,056)
                                                                                                                      =============






See accompanying notes to financial statements


                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Year ended          Year ended
                                                                                                    August 31,          August 31,
                                                                                                       2001                2000
------------------------------------------------------------------------------------------------------------------------------------

(DECREASE) INCREASE IN NET ASSETS

     Operations
         Net investment loss ...........................................................           $ (2,247,782)       $ (4,027,418)
         Net realized gain from investment transactions ................................             10,590,506          69,150,688
         (Decrease) increase in unrealized appreciation on investments .................           (122,846,780)         81,009,617
                                                                                                   ------------        ------------

              Net (decrease) increase in net assets resulting from operations ..........           (114,504,056)        146,132,887
                                                                                                   ------------        ------------

     Distributions to shareholders from
         Net realized gain from investment transactions ................................            (54,209,411)         (9,840,604)
                                                                                                   ------------        ------------

     Capital share transactions
         Increase (decrease) in net assets resulting from capital share transactions (a)             12,656,159        (104,005,052)
                                                                                                   ------------        ------------

                    Total (decrease) increase in net assetsss ..........................           (156,057,308)         32,287,231

NET ASSETS

     Beginning of year .................................................................            318,368,299         286,081,068
                                                                                                   ------------        ------------

     End of year .......................................................................           $162,310,991        $318,368,299
                                                                                                   ============        ============



(a) A summary of capital share activity follows:
                                                        ----------------------------------------------------------------------------
                                                                      Year ended                             Year ended
                                                                    August 31, 2001                        August 31, 2000

                                                              Shares              Value               Shares              Value
                                                        ----------------------------------------------------------------------------

Shares sold ............................................      1,266,031        $ 18,432,306           1,386,502       $  32,432,167

Shares issued for reinvestment of distributions ........      3,413,804          52,538,444             490,846           9,630,407
                                                           ------------        ------------        ------------       -------------

                                                              4,679,835          70,970,750           1,877,348          42,062,574

Shares redeemed ........................................     (3,753,085)        (58,314,591)         (6,893,465)       (146,067,626)
                                                           ------------        ------------        ------------       -------------

     Net increase (decrease) ...........................        926,750        $ 12,656,159          (5,016,117)      $(104,005,052)
                                                           ============        ============        ============       =============






See accompanying notes to financial statements


                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Year)



------------------------------------------------------------------------------------------------------------------------------------
                                                                         Year ended  Year ended  Year ended  Year ended  Year ended
                                                                         August 31,  August 31,  August 31,  August 31,  August 31,
                                                                            2001        2000        1999        1998        1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year ................................       $  26.52    $  16.81    $  13.30    $  22.44    $  16.88

      (Loss) Income from investment operations
        Net investment loss .......................................          (0.17)      (0.34)      (0.24)      (0.24)      (0.22)
        Net realized and unrealized (loss) gain on investments ....          (9.05)      10.72        4.89       (6.02)       6.84
                                                                          --------    --------    --------    --------    --------

             Total from investment operations .....................          (9.22)      10.38        4.65       (6.26)       6.62
                                                                          --------    --------    --------    --------    --------

      Distributions to shareholders from
        Net realized gain from investment transactions ............          (4.75)      (0.67)      (1.14)      (2.88)      (1.06)
                                                                          --------    --------    --------    --------    --------

Net asset value, end of year ......................................       $  12.55    $  26.52    $  16.81    $  13.30    $  22.44
                                                                          ========    ========    ========    ========    ========

Total return (a) ..................................................         (38.06)%     63.18 %     36.16 %    (32.12)%     41.14 %
                                                                          ========    ========    ========    ========    ========

Ratios/supplemental data
      Net assets, end of year (000's) .............................       $162,311    $318,368    $286,081    $369,804    $613,489
                                                                          ========    ========    ========    ========    ========


      Ratio of expenses to average net assets
        Before expense reimbursements and waived fees .............           1.48 %      1.42 %      1.42 %      1.40 %      1.42 %
        After expense reimbursements and waived fees ..............           1.47 %      1.40 %      1.39 %      1.40 %      1.42 %

      Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees .............          (1.11)%     (1.24)%     (1.15)%     (1.15)%     (1.17)%
        After expense reimbursements and waived fees ..............          (1.10)%     (1.23)%     (1.12)%     (1.15)%     (1.17)%

      Portfolio turnover rate .....................................          84.73 %     82.00 %    110.27 %     86.18 %    115.51 %


(a) Total return does not reflect payment of a sales charge.











See accompanying notes to financial statements


                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 2001



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Chesapeake Aggressive Growth Fund (the "Fund"), an open-end investment company formerly known as The Chesapeake Growth Fund prior to November 1, 1997, is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"). The Trust was organized in 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on January 4, 1993. The investment objective of the Fund is to seek capital appreciation through investments in equity securities, consisting primarily of common and preferred stocks and securities convertible into common stocks. The following is a summary of significant accounting policies followed by the Fund:

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Investment companies are valued at net asset value. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                  As a result of permanent differences between the computation of income and distributions for financial statement and income tax purposes, the fund has made reclassifications totaling $1,252,581 to accumulated net investment loss, undistributed net realized gain, and paid-in capital.

         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends annually, payable on a date selected by the Board of Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year.


                                                                     (Continued)

                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 2001



         E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.25% of the Fund's average daily net assets.

         The Fund's administrator, The Nottingham Management Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.20% of the Fund's first $25 million of average daily net assets, 0.15% of the next $25 million, and 0.075% of average daily net assets over $50 million. From September 1, 2000 to November 30, 2000, the Administrator also received a monthly fee of $1,750 for accounting and recordkeeping services. Beginning December 1, 2000, this fee was adjusted to $2,250 per month, plus 0.01% of the annual net assets. The Administrator also charges for certain expenses involved with the daily valuation of portfolio securities.

         North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended August 31, 2001, the Distributor retained sales charges in the amount of $129.

         Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments other than short-term investments aggregated $169,446,445, and $218,636,696, respectively, for the year ended August 31, 2001.


NOTE 4 - EXPENSE REDUCTIONS

         The Advisor has transacted certain portfolio trades with brokers who paid a portion of the Fund's expenses. For the year ended August 31, 2001, the Fund's expenses were reduced by $21,454 under this agreement.

                                                                     (Continued)

                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 2001



NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

         For federal income tax purposes, the Fund must report distributions from net realized gain from investment transactions that represent long-term and short-term capital gains to its shareholders. Of the total amount of $4.75 per share distributions for the year ended August 31, 2001, $3.46 per share is classified as long-term capital gains and $1.29 per share is classified as short-term capital gains. Shareholders should consult a tax advisor on how to report distributions for state and local income tax purposes.

         Additionally, during the year ended August 31, 2001, shareholders of the Fund redeemed $58,314,591. Of this amount, $3,500,363 represents long-term capital gains.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of Gardner Lewis Investment Trust And Shareholders of The Chesapeake Aggressive Growth Fund:

We have audited the accompanying statement of assets and liabilities of The Chesapeake Aggressive Growth Fund (the "Fund"), including the portfolio of investments, as of August 31, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for the years ended August 31, 2001 and 2000, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Chesapeake Aggressive Growth Fund as of August 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.




/s/ Deloitte & Touche LLP

New York, New York
September 20, 2001

________________________________________________________________________________


                            THE CHESAPEAKE AGGRESSIVE
                                   GROWTH FUND

________________________________________________________________________________


                 a series of the Gardner Lewis Investment Trust
























                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                    or accompanied by a current prospectus.

________________________________________________________________________________


                           THE CHESAPEAKE GROWTH FUND

________________________________________________________________________________


                 a series of the Gardner Lewis Investment Trust






                              Quarterly Fund Update


                     FOR THE PERIOD ENDED SEPTEMBER 30, 2001




                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317


                           THE CHESAPEAKE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863



This report and the financial statements contained herein are submitted for the general information of the shareholders of The Chesapeake Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863

                         _______________________________

                              THE CHESAPEAKE FUNDS
                         _______________________________




                                                  October 1, 2001


Dear Shareholder:

         The Chesapeake Core Growth Fund closed the third quarter with a year-to-date loss of 26.11%. The Chesapeake Growth Fund Institutional Class and The Chesapeake Aggressive Growth Fund closed the quarter with year-to-date losses of 39.28% and 29.18%. Not surprisingly, growth stocks have been the hardest hit this year, with the Russell 1000 Growth down 30.89% and the Russell 2000 Growth down 28.05%. These losses compare to broader market losses of 20.39% and 15.36% for the S&P500 and Russell 2000, respectively. The Nasdaq is now down 39.33% for the year and over 70% from its March 2000 high. Throughout the market, most losses came in the third quarter. During this period The Chesapeake Core Growth Fund was down 21.56%, The Chesapeake Growth Fund Institutional Class was down 29.23%, and The Chesapeake Aggressive Growth Fund was down 27.30%. These returns were in line with those of growth indices like the Russell 2000 Growth that lost 28.08% and the Russell 1000 Growth that lost 19.41%.

   Average Annual Total Returns - Net of maximum sales load - as of 9/30/01

              Chesapeake Core      Chesapeake Growth       Chesapeake Aggressive
                Growth Fund     Fund Institutional Class        Growth Fund
                 large-cap              mid-cap                 smaller-cap
1 Year            (37.10)%             (54.40)%                  (44.05)%
3 Year             13.49%                5.73%                     1.94%
5 Year              NA                   4.71%                    (0.24)%
Since Inception    10.04%                9.18%                     7.92%

         Following, we address our strategy and our thoughts as they relate to the shocking and horrible events three weeks ago and the environment in general. We have included a series of charts intended to provide you with some historical perspective as it relates to the market. If you have not already seen some similar, they are useful. History tells us that events like this often mark market bottoms. We think this may be the case, but cannot be sure as to the timing of a market reversal. There is no doubt that many company valuations are attractive. But there is also no doubt that we cannot control them. Thus, rather than focus on the market as a whole, we continue to focus on the companies within it. During the past several weeks we have seen a further decrease in economic activity as a result of the tragedy's impact and the deflection of our attention from our everyday lives. On Wall Street, viewership and readership of news has increased, while company specific research has decreased. This has magnified our opportunity to ferret out market inefficiencies. To that end, we have stepped up our calls to specific types of companies hit by the market's sell-off in order to uncover those whose stocks have declined disproportionately to their business prospects.

         Let's not kid ourselves. This quarter and next, countless companies will blame poor results on September 11th in an attempt to clean the slate for next year. But the truth for many of them, ourselves included, is that things were not going so well before then. The manufacturing sector had been showing some signs of stabilization. The consumer, however, was weakening. Thus, if the economy was growing, it was certainly not at any reasonable rate. Our position, based on our company specific work, was that our portfolio companies had either seen their fundamental bottoms and their businesses were beginning to turn up, had stock prices that should go no lower, or were fundamentally unaffected. Even with the events of the 11th we hold the same view and expect their stock prices to rebound. What we missed, however, was that investors had not already reflected all of their negative thinking into our stocks' prices. We were too early. Despite our underweight to technology, more than a third of our loss came from that sector. We have long known that investors will take stocks to higher highs and lower lows than we think rational. But, in the past, when we have tried to come to the party later or overstay our welcome, we have suffered. Therefore, as a general rule, we would rather show up a little early and go home before the crowd. In a normal market environment, this can delay profits, but usually provides for better returns overall. In this environment, being early was not without penalty.

         The tragedy's impact has caused investors to focus on the very short term, giving little credence to anything past the next few months, thereby potentially missing what may in the longer run be very different company conditions. We have chosen to focus on those companies whose fundamentals are currently improving, not necessarily those that are already strong. This is due to our belief that the greatest investment opportunity rarely lies in that which is obvious. To this end, although we do have significant exposure to healthcare and the fundamentals of our companies there are strong, we are looking to make new commitments where the valuations are more attractive. We are focusing on those names outside of conventional thought where the fundamentals justify well more than the current price. We are not focusing on "defensive stocks" where a vast majority of investors are hiding and as a result valuations are full. Our recent work has been in telecom equipment, semi-conductors, niche financials, broadband, and more traditional manufacturers. In some of these areas we are already putting money to work. In others, we are hunting for opportunity.

         Market participants' preoccupation with the market does not, in our view, make for sound long term investment decisions. There is a rational argument that to the extent we perceive ourselves as less safe today or the economy less certain, the equity risk premium is higher. But to presume this condition is lasting seems to us a stretch. We are not in conflict with an enemy of formidable size. Our enemy does, however, have the ability to surprise, and therein lies our justification for fear. Often times the worst of tragedies result in the best of long term outcomes. Our hope is that those who died on September 11 did so in sacrifice for a better tomorrow. Prior to September 11, it was next to impossible for those in Washington to agree on anything. Our international relationships were stagnating, and we were making no headway in the Middle East. Not only has all of this now reversed, it has done so with a clear and specific purpose, to make the world more free, by making it more safe. What is good about this is that it can create a virtuous cycle. The safer we feel the more free we become and the more prosperous our society can be. The more prosperous it is, the safer it becomes and, therefore, the more free. Fortunately, it can be this simple. Travel to an area where people feel the need to barricade themselves in their homes and you will find an area lacking in the basic necessities like food, clothing and shelter. Travel to an area where these things are abundant and you will find the barricades missing. Sure we would all like to think that prosperity need not be a condition for freedom, but we can find very few examples where this is the case.

         So when we look at the events of September 11th, we can look at the short term and become fearful and unfocused. But when we focus instead on what is being done about them, we cannot help but think things will be better. Here at home a massive stimulus based on both monetary and fiscal policy decisions as well as a 20% decline in oil prices is making its way through the economy. This should cause the business environment to turn up more quickly than it otherwise might. In addition, all over the world, involving people of all different faiths, there is now a concerted effort to defeat the threat to our peaceful existence. This newfound cooperation has already created dramatically better communication at home and abroad which will not only aid in the current fight, but just as importantly enhance our global relationships, strengthen prosperity and in turn benefit our stock market far longer than would the stimulus alone. We think were it not for the fear, investors would already be looking through to a better economic environment. But now, fear has its arms around our economic engine. This is ironic given that the steps taken since this event have already made the world a safer place, and with each arrest or military action it will become even safer. We know that with or without our retaliation further acts against us may occur. But we also know that to the extent we diminish terrorist forces, we enhance our safety. As we become more understanding of this point, fear will dissipate and prosperity will resume. Our work should allow us to benefit from this.

         We are grateful and relieved that all of our employees and their families are safe and well. Wall Street is an extremely connected community and we grieve for those lost as well as all of our friends and associates who have suffered losses in this extraordinary tragedy. Our thoughts and prayers are with them.


Sincerely,


/s/ Whit Gardner                                 /s/ John L. Lewis, IV

W. Whitfield Gardner                             John L. Lewis, IV









The Chesapeake Core Growth Fund's inception was September 29, 1997. Historical performance for The Chesapeake Growth Fund Institutional Class has been calculated by using the performance of an original class of The Fund (known as the A Shares) from inception on April 6, 1994 until the date of issuance of the new Institutional Series on April 7, 1995, and combining such performance with the performance of the Institutional Series since April 7, 1995. With the exception of average annual returns and where otherwise stated, the return figures shown above do not reflect the deduction of a sales load. The maximum sales load for The Chesapeake Aggressive Growth Fund is 3%. During part of the period cited above for The Chesapeake Growth Fund Institutional Class and The Chesapeake Core Growth Fund, the advisor assumed certain expenses and/or waived a portion of its fee. Total return would have been lower absent such assumption or fee waiver. The Chesapeake Aggressive Growth Fund, which has an inception date of January 4, 1993, closed to new investors on December 23, 1994. The performance quoted represents past performance and is not a guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares. It is not possible to invest in an index (like the S&P 500 or Russell indices) which is unmanaged and does not incur fees and charges.

Statements in this letter that reflect projections or expectations of future financial or economic performance of the Fund and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates.

For more information regarding each Fund including charges and expenses, obtain a prospectus by calling the Fund directly at (800) 430-3863 or the Fund's
Advisor at (610) 558-2800. Please read the prospectus carefully before you invest.


          Underwriter and Distributor: Capital Investment Group, Inc.,
                       P.O. Box 69, Rocky Mount, NC 27802
                               Phone 800-430-3863

The market sold off initially following the attack on Pearl Harbor, but shortly thereafter regained those losses and entered a long bull market.

[Line Graph Here]:

      1937     Dec-37     $ 1.00
      1938     Dec-38     $ 1.27
      1939     Dec-39     $ 1.31
      1940     Dec-40     $ 1.21
      1941     Dec-41     $ 1.09
      1942     Dec-42     $ 1.25
      1943     Dec-43     $ 1.57
      1944     Dec-44     $ 1.85
      1945     Dec-45     $ 2.46
      1946     Dec-46     $ 2.35
      1947     Dec-47     $ 2.46
      1948     Dec-48     $ 2.53
      1949     Dec-49     $ 3.04


The Cuban Missile Crisis marked the peak of cold war tensions, yet also marked the beginning of a 6 year rally that was unaffected even by President Kennedy's assassination.

[Line Graph Here]:

      1959     Dec-59     $ 1.00
      1960     Dec-60     $ 1.01
      1961     Dec-61     $ 1.28
      1962     Dec-62     $ 1.17
      1963     Dec-63     $ 1.43
      1964     Dec-64     $ 1.65
      1965     Dec-65     $ 1.82
      1966     Dec-66     $ 1.65
      1967     Dec-67     $ 2.01
      1968     Dec-68     $ 2.20
      1969     Dec-69     $ 2.04
      1970     Dec-70     $ 2.08


The surprise oil shock in 1972 had a dampening effect on both the economy and the market; but the Watergate Scandal marked the market's bottom despite an absence of any positive news.

[Line Graph Here]:

      1969     Dec-69     $ 1.00
      1970     Dec-70     $ 1.02
      1971     Dec-71     $ 1.17
      1972     Dec-72     $ 1.41
      1973     Dec-73     $ 1.21
      1974     Dec-74     $ 0.88
      1975     Dec-75     $ 1.18
      1976     Dec-76     $ 1.44
      1977     Dec-77     $ 1.33
      1978     Dec-78     $ 1.40
      1979     Dec-79     $ 1.65


The market sold off 15% after Iraq invaded Kuwait, but regained its losses before Desert Storm had even commenced, leaving the longer term bull market intact.

[Line Graph Here]:

      1988     Dec-88     $ 1.00
      1989     Dec-89     $ 1.32
      1990     Dec-90     $ 1.29
      1991     Dec-91     $ 1.69
      1992     Dec-92     $ 1.81

             ______________________________________________________

                           THE CHESAPEAKE GROWTH FUND
             ______________________________________________________


                               September 30, 2001

Investment Strategy
-------------------

The Chesapeake Growth Fund seeks capital appreciation through investments in small, medium, and large capitalization growth equities. The cornerstone of the fund's intensive in-house fundamental analysis is constant contact with the management, customers, competitors, and suppliers of both current and potential investments.


Investment Guidelines
---------------------

The Fund seeks companies that:

o are experiencing a rapid growth rate - companies in our portfolio are forecasted to grow their profits in excess of 15% annually;
o  are selling at a stock price not yet fully reflective of their growth rate;
o are undergoing a positive change created by new products, managements, distribution strategies or manufacturing technologies;
o  have a strong balance sheet;
o  are less susceptible to macroeconomic change.


Ten Largest Industry Groups
---------------------------

Computer Software                     4.6%
Consumer Products & Services          5.1%
Entertainment                         4.8%
Healthcare Delivery                  11.2%
Insurance, Inv. Mgmt., Brokers        5.1%
Medical Products                      9.8%
Pharmaceuticals                       6.3%
Retail Sales & Distribution           4.5%
Semiconductors & Related              6.8%
Telecommunications                    7.6%
All Others                           34.1%


About The Investment Advisor
----------------------------

Gardner Lewis Asset Management serves as investment advisor to the Chesapeake Family of Funds. Overall, through the funds and separately managed accounts, Gardner Lewis invests approximately $2 billion in growth equities for both institutions and individuals including some of the top foundations, endowments, and pension plans in the U.S. Gardner Lewis was founded in 1990 and employs a staff of 36. The research team is comprised of 17.

Ten Largest Holdings
--------------------

 1. Healthsouth Corp.                  5.9%
 2. St. Jude Medical, Inc.             4.3%
 3. Jones Apparel Group, Inc.          4.3%
 4. Moodys Corp.                       2.6%
 5. Block, H & R, Inc.                 2.6%
 6. HCA - The Healthcare Co.           2.5%
 7. Rite Aid Corporation               2.3%
 8. Teva Pharmaceutical ADR            2.1%
 9. Apogent Technologies, Inc.         2.0%
10. Cadence Design Systems             2.0%


Portfolio Characteristics
-------------------------

Overall Assets ($MM)                    167
Number of Companies                      73
5 Yr. Historical Earnings Growth         12
Earnings Growth - net year               26
P/E Ratio - next year                    20
  (Gardner Lewis earnings estimates)


Performance Summary
-------------------
                                                  Annualized
--------------------------------------------------------------------------------
                               Quarter    1 Year     5 Year       Since
                                 End                            Inception
--------------------------------------------------------------------------------
The Chesapeake Growth Fund     -29.23%   -54.40%      4.71%       9.18%
      Institutional Shares
--------------------------------------------------------------------------------

Historical performance for The Chesapeake Growth Fund Institutional Series has been calculated by using the performance of an original class of The Fund (known as the A Shares) from inception on April 6,1994 until the date of issuance of the new Institutional Series on April 7, 1995, and combining such performance with the performance of the Institutional Series since April 7, 1995. The performance quoted represents past performance and is not a guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares.


For more complete information regarding the Fund including charges and expenses, obtain a prospectus by calling the Fund directly at (800) 430-3863 or Gardner Lewis Asset Management, the Investment Advisor at (610) 558-2800.

            Please read the prospectus carefully before you invest.

                   Capital Investment Group, Inc., Distributor
                            Raleigh, NC (800)525-3863


                                ______________________________________________________

                                              THE CHESAPEAKE GROWTH FUND
                                ______________________________________________________




                                               PORTFOLIO OF INVESTMENTS
                                                     (unaudited)
                                                  September 30, 2001

---------------------------------------------------------     -------------------------------------------------------------
Quantity        Security                     Market Value     Quantity      Security                           Market Value
=========================================================     =============================================================
    606,300 Healthsouth Corp.                   9,858,438         82,800 Integrated Devices Tech.                1,665,936
    104,900 St. Jude Medical, Inc.              7,180,405         39,400 Verisign, Inc.                          1,650,860
    280,600 Jones Apparel Group, Inc.           7,152,494         68,300 Noble Drilling Corp.                    1,639,200
    118,400 Moodys Corp.                        4,380,800         92,500 Toys R Us                               1,593,775
    113,300 Block, H & R, Inc.                  4,368,848         98,900 Apple Computer, Inc.                    1,533,939
     93,700 HCA - The Healthcare Company        4,151,847         77,700 Gemstar TV Guide International Inc.     1,531,467
    503,900 Rite Aid Corporation                3,890,108         93,500 Reliant Resources Inc.                  1,514,700
     58,200 Teva Pharmaceutical - SP ADR        3,518,190         84,400 BJ Services                             1,501,476
    138,800 Apogent Technologies, Inc           3,317,320         32,400 Electronic Arts, Inc.                   1,479,708
    197,600 Cadence Design Systems              3,290,040         51,900 Manor Care                              1,458,390
    140,000 SantaFe International               2,975,000         80,000 Chartered Semiconductor ADS             1,380,000
    124,500 Willis Group Holdings Ltd           2,912,055         68,900 QLogic Corporation                      1,309,100
    453,800 JDS Uniphase, Inc.                  2,868,016        110,800 LSI Logic Corp.                         1,301,900
     98,400 Novellus Systems, Inc.              2,810,304        101,800 Openwave Systems, Inc.                  1,297,950
    102,600 ICN Pharmaceuticals, Inc.           2,703,510        208,900 Amazon.Com Inc.                         1,247,133
     56,200 Qualcomm, Inc.                      2,671,748        117,800 Amkor Technology Inc.                   1,239,256
     90,075 Biomet, Inc.                        2,634,694         43,000 Grupo Televisa SA -ADR                  1,234,100
     77,400 Gallagher (Arthur J.) & Co.         2,619,990         44,800 International Rectifier, Inc.           1,219,904
    209,100 Charter Communications              2,588,658        109,700 Royal Caribbean Cruises                 1,177,081
    116,100 Mirant Corp.                        2,542,590        160,200 Conseco, Inc.                           1,163,052
    152,800 Norfolk Southern Corp.              2,463,136         79,000 Advanced Fibre Communications           1,154,190
    153,300 Mattel, Inc.                        2,400,678         64,300 Checkfree Corp.                         1,091,171
    185,300 AES Corporation                     2,375,546         78,300 Tekelec                                 1,031,211
     42,860 Johnson & Johnson                   2,374,444         36,800 Celestica Inc.                          1,002,800
     36,300 Andrx Corporation                   2,356,596        231,300 WebMD Corp.                               985,338
    240,300 Agrium, Inc.                        2,335,716        138,200 Oratec Interventions                      956,344
     51,300 ITT Industries, Inc.                2,298,240         43,100 Hanover Compressor                        932,684
     41,200 Express Scripts                     2,286,600         29,100 Americredit Corp.                         920,142
    124,900 USA Networks, Inc.                  2,245,702         63,700 Brocade Communications Systems, Inc.      893,711
     97,100 Adelphia Communications             2,155,620        116,500 Enterasys Networks, Inc.                  751,425
    145,200 Southwest Airlines, Co.             2,154,768         81,824 McDATA Corp. A Shares                     686,503
     75,000 Transkaryotic Therapies             2,035,500         31,400 Comverse Technology, Inc.                 643,072
    109,900 Goodyear Tire & Rubber              2,025,457         85,200 Finisar Corp.                             337,392
    132,100 Phoenix Companies, Inc              1,908,845
    157,400 EMC Corporation                     1,849,450                TOTAL EQUITY                          158,482,746
    107,800 Metro-Goldwyn-Mayer, Inc.           1,827,210
    219,600 Sun Microsystems, Inc.              1,816,092                CASH EQUIVALENT                         8,812,835
     63,700 Semtech Corp.                       1,807,806
    111,100 UTStarcom Inc.                      1,805,375                TOTAL ASSETS                          167,295,582


________________________________________________________________________________


                           THE CHESAPEAKE GROWTH FUND

________________________________________________________________________________


                 a series of the Gardner Lewis Investment Trust
























                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                    or accompanied by a current prospectus.

________________________________________________________________________________


                           THE CHESAPEAKE GROWTH FUND

________________________________________________________________________________


                 a series of the Gardner Lewis Investment Trust






                               Semi-Annual Report


                      FOR THE PERIOD ENDED AUGUST 31, 2001




                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317


                           THE CHESAPEAKE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863



This report and the financial statements contained herein are submitted for the general information of the shareholders of The Chesapeake Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863

                   (This page was intentionally left blank.)


                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          August 31, 2001
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 96.79%

      Agriculture - 1.30%
           Agrium Inc. .........................................................                   240,300              $  2,559,195
                                                                                                                        ------------

      Apparel Manufacturing - 4.54%
        (a)Jones Apparel Group, Inc. ...........................................                   280,600                 8,951,140
                                                                                                                        ------------

      Broadcast - Radio & Television - 3.73%
        (a)Adelphia Communications Corporation .................................                    94,500                 2,981,475
        (a)Grupo Televisa S.A. - ADR ...........................................                    43,000                 1,569,500
        (a)USA Networks, Inc. ..................................................                   121,100                 2,804,676
                                                                                                                        ------------
                                                                                                                           7,355,651
                                                                                                                        ------------
      Computers - 4.99%
        (a)Apple Computer, Inc. ................................................                    90,500                 1,678,775
        (a)EMC Corporation .....................................................                   157,400                 2,433,404
        (a)Enterasys Networks, Inc. ............................................                   116,500                 1,187,135
        (a)Foundry Networks, Inc. ..............................................                    77,100                   844,245
        (a)Riverstone Networks, Inc. ...........................................                   131,447                 1,246,118
        (a)Sun Microsystems, Inc. ..............................................                   213,500                 2,444,575
                                                                                                                        ------------
                                                                                                                           9,834,252
                                                                                                                        ------------
      Computer Software & Services - 7.85%
        (a)Amazon.com, Inc. ....................................................                   204,600                 1,829,124
        (a)Brocade Communications Systems, Inc. ................................                    61,900                 1,488,695
        (a)Cadence Design Systems, Inc. ........................................                   197,600                 4,343,248
        (a)CheckFree Corp. .....................................................                    57,600                 1,262,016
        (a)Electronic Arts Inc. ................................................                    29,900                 1,725,529
        (a)McDATA Corporation ..................................................                    78,624                 1,122,751
        (a)Qlogic Corporation ..................................................                    57,400                 1,722,574
        (a)VeriSign, Inc. ......................................................                    24,300                   997,515
        (a)WebMD Corporation ...................................................                   197,200                   966,280
                                                                                                                        ------------
                                                                                                                          15,457,732
                                                                                                                        ------------
      Electronics - 1.83%
        (a)Celestica Inc. ......................................................                    36,800                 1,339,520
           Symbol Technologies, Inc. ...........................................                   167,100                 2,255,850
                                                                                                                        ------------
                                                                                                                           3,595,370
                                                                                                                        ------------
      Electronics - Semiconductor - 8.48%
        (a)Amkor Technology, Inc. ..............................................                   102,800                 1,683,864
        (a)Chartered Semiconductor Manufacturing ...............................                    80,000                 2,143,200
        (a)Integrated Device Technology, Inc. ..................................                    79,900                 2,484,091
        (a)International Rectifier Corporation .................................                    35,600                 1,313,640
        (a)LSI Logic Corporation ...............................................                    52,700                 1,067,175
        (a)Novellus Systems, Inc. ..............................................                    98,400                 4,360,104
        (a)Semtech Corporation .................................................                    62,700                 2,340,591
        (a)TranSwitch Corporation ..............................................                   161,300                 1,322,660
                                                                                                                        ------------
                                                                                                                          16,715,325
                                                                                                                        ------------

                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          August 31, 2001
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Entertainment - 1.30%
           Royal Caribbean Cruises Ltd. ............................................               109,700              $  2,560,398
                                                                                                                        ------------

      Financial Services - Commercial - 2.81%
        (a)AmeriCredit Corporation .................................................                28,000                 1,292,480
           H&R Block, Inc. .........................................................               109,000                 4,241,190
                                                                                                                        ------------
                                                                                                                           5,533,670
                                                                                                                        ------------
      Furniture & Home Appliances - 1.01%
           Whirlpool Corporation ...................................................                30,200                 1,993,804
                                                                                                                        ------------

      Holding Companies - Diversified - 1.13%
           ITT Industries, Inc. ....................................................                49,400                 2,230,410
                                                                                                                        ------------

      Insurance - Life & Health - 1.86%
        (a)Conseco, Inc. ...........................................................               160,200                 1,470,636
        (a)The Phoenix Companies, Inc. .............................................               128,600                 2,192,630
                                                                                                                        ------------
                                                                                                                           3,663,266
                                                                                                                        ------------
      Insurance - Multiline - 2.19%
           Arthur J. Gallagher & Co. ...............................................                74,300                 1,969,693
        (a)Willis Group Holdings Limited ...........................................               124,500                 2,341,845
                                                                                                                        ------------
                                                                                                                           4,311,538
                                                                                                                        ------------
      Investment Analysis - 2.04%
           Moody's Corporation .....................................................               117,300                 4,017,525
                                                                                                                        ------------

      Medical - Biotechnology - 0.60%
        (a)Transkaryotic Therapies, Inc. ...........................................                39,000                 1,191,450
                                                                                                                        ------------

      Medical - Hospital Management & Services - 8.42%
        (a)HEALTHSOUTH Corporation .................................................               606,300                10,961,904
           HCA-The Healthcare Company ..............................................                93,700                 4,285,838
        (a)Manor Care, Inc. ........................................................                47,900                 1,347,427
                                                                                                                        ------------
                                                                                                                          16,595,169
                                                                                                                        ------------
      Medical Supplies - 10.06%
           Biomet, Inc. ............................................................                90,075                 2,488,772
           Johnson & Johnson .......................................................               168,260                 8,868,984
        (a)ORATEC Interventions, Inc. ..............................................               138,200                 1,250,710
           St. Jude Medical, Inc. ..................................................               104,900                 7,217,120
                                                                                                                        ------------
                                                                                                                          19,825,586
                                                                                                                        ------------
      Oil & Gas - Equipment & Services - 3.27%
        (a)BJ Services Company .....................................................                82,800                 1,858,860
        (a)Hanover Compressor Company ..............................................                41,600                 1,050,816
           Santa Fe International Corporation ......................................               140,000                 3,542,000
                                                                                                                        ------------
                                                                                                                           6,451,676
                                                                                                                        ------------


                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          August 31, 2001
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Pharmaceuticals - 4.89%
        (a)Andrx Group .........................................................                    36,300              $  2,551,527
           ICN Pharmaceuticals, Inc. ...........................................                    99,900                 2,942,055
           Teva Pharmaceuticals Industries Ltd. ................................                    58,200                 4,138,020
                                                                                                                        ------------
                                                                                                                           9,631,602
                                                                                                                        ------------
      Pharmaceutical Services - 1.08%
        (a)Express Scripts, Inc. ...............................................                    39,800                 2,130,096
                                                                                                                        ------------

      Retail - Department Stores - 0.42%
        (a)Saks Incorporated ...................................................                    79,000                   825,550
                                                                                                                        ------------

      Retail - Drug Stores - 1.97%
        (a)Rite Aid Corporation ................................................                   489,300                 3,885,042
                                                                                                                        ------------

      Retail - Specialty Line - 1.07%
        (a)Toys "R" Us, Inc. ...................................................                    88,300                 2,113,019
                                                                                                                        ------------

      Scientific & Technical Instruments - 1.66%
        (a)Apogent Technologies Inc. ...........................................                   135,900                 3,267,036
                                                                                                                        ------------

      Telecommunications - Equipment - 7.71%
        (a)Advanced Fibre Communications, Inc. .................................                    79,000                 1,915,750
        (a)Comverse Technology, Inc. ...........................................                    30,100                   756,714
        (a)Finisar Corporation .................................................                   134,200                 1,323,212
        (a)Lucent Technologies Inc. ............................................                   404,500                 2,758,690
        (a)Openwave Systems Inc. ...............................................                    99,200                 1,591,168
        (a)Redback Networks Inc ................................................                   129,300                   527,544
        (a)QUALCOMM, Inc. ......................................................                    56,200                 3,307,370
        (a)Tekelec .............................................................                    78,300                 1,223,046
        (a)UTStarcom, Inc. .....................................................                   107,500                 1,800,625
                                                                                                                        ------------
                                                                                                                          15,204,119
                                                                                                                        ------------
      Tire & Rubber - 1.33%
           The Goodyear Tire & Rubber Company ..................................                   107,200                 2,626,400
                                                                                                                        ------------

      Toys - 1.27%
           Mattel, Inc. ........................................................                   139,500                 2,509,605
                                                                                                                        ------------

      Transportation - Rail - 1.40%
           Norfolk Southern Corporation ........................................                   147,600                 2,751,264
                                                                                                                        ------------



                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          August 31, 2001
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Utilities - Electric - 5.77%
        (a)Mirant Corporation ....................................................                 113,200              $  3,243,180
        (a)NRG Energy, Inc. ......................................................                 108,600                 1,998,240
        (a)The AES Corporation ...................................................                 185,300                 6,137,136
                                                                                                                        ------------
                                                                                                                          11,378,556
                                                                                                                        ------------
      Utilities - Telecommunications - 0.81%
        (a)Worldcom, Inc. ........................................................                 124,200                 1,597,212
                                                                                                                        ------------

           Total Common Stocks (Cost $181,219,283) ........................................................              190,762,658
                                                                                                                        ------------

INVESTMENT COMPANY - 2.53%

      Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Service Shares ..............................               4,995,472                 4,995,472
           (Cost $4,995,472)                                                                                            ------------


Total Value of Investments (Cost $186,214,755 (b)) ...............................                   99.32 %            $195,758,130
Other Assets Less Liabilities ....................................................                    0.68 %               1,333,755
                                                                                                    ------              ------------
      Net Assets .................................................................                  100.00 %            $197,091,885
                                                                                                    ======              ============



      (a) Non-income producing investment.

      (b) Aggregate  cost  for  financial  reporting  and  federal  income   tax  purposes  is  the  same.  Unrealized  appreciation
          (depreciation) of investments for financial reporting and federal income tax purposes is as follows:



           Unrealized appreciation .......................................................................             $ 36,003,045
           Unrealized depreciation .......................................................................              (26,459,670)
                                                                                                                       ------------

                      Net unrealized appreciation ........................................................             $  9,543,375
                                                                                                                       ============



      The following acronym is used in this portfolio:

           ADR - American Depository Receipt




See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          August 31, 2001
                                                             (Unaudited)


ASSETS
      Investments, at value (cost $186,214,755) ......................................................                $ 195,758,130
      Cash ...........................................................................................                       51,104
      Income receivable ..............................................................................                      124,862
      Receivable for investments sold ................................................................                    2,839,105
      Receivable for fund shares sold ................................................................                       61,438
      Other assets ...................................................................................                        1,484
                                                                                                                      -------------

           Total assets ..............................................................................                  198,836,123
                                                                                                                      -------------

LIABILITIES
      Accrued expenses ...............................................................................                       61,047
      Payable for investment purchases ...............................................................                    1,664,939
      Other liabilities ..............................................................................                       18,252
                                                                                                                      -------------

           Total liabilities .........................................................................                    1,744,238
                                                                                                                      -------------

NET ASSETS ...........................................................................................                $ 197,091,885
                                                                                                                      =============

NET ASSETS CONSIST OF
      Paid-in capital ................................................................................                $ 236,948,636
      Accumulated net investment loss ................................................................                     (804,990)
      Accumulated net realized loss on investments ...................................................                  (48,595,136)
      Net unrealized appreciation on investments .....................................................                    9,543,375
                                                                                                                      -------------
                                                                                                                      $ 197,091,885
                                                                                                                      =============

INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($64,057,846 / 5,815,315 shares) ..........................................................                $       11.02
                                                                                                                      =============

CLASS A INVESTOR SHARES
      Net asset value, redemption and offering price per share
           ($18,515,653 / 1,747,487 shares) ..........................................................                $       10.60
                                                                                                                      =============
      Maximum offering price per share (100 / 97 of $10.60) ..........................................                $       10.93
                                                                                                                      =============

SUPER-INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($114,518,386 / 10,259,621 shares) ........................................................                $       11.16
                                                                                                                      =============







See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                    Period ended August 31, 2001
                                                             (Unaudited)


NET INVESTMENT LOSS

      Income
           Dividends ...................................................................................               $    547,469
           Miscellaneous ...............................................................................                      3,271
                                                                                                                       ------------

               Total income ............................................................................                    550,740
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) ...........................................................                  1,153,198
           Fund administration fees (note 2) ...........................................................                     46,709
           Distribution fees - Class A Investor Shares (note 3) ........................................                     28,666
           Custody fees ................................................................................                     24,426
           Registration and filing administration fees (note 2) ........................................                      5,603
           Fund accounting fees (note 2) ...............................................................                     31,902
           Audit fees ..................................................................................                      9,657
           Legal fees ..................................................................................                      6,741
           Securities pricing fees .....................................................................                      3,250
           Shareholder administrative fees (note 2) ....................................................                     12,500
           Shareholder recordkeeping fees ..............................................................                     13,500
           Shareholder servicing expenses ..............................................................                      7,270
           Registration and filing expenses ............................................................                     12,208
           Printing expenses ...........................................................................                      9,184
           Trustee fees and meeting expenses ...........................................................                      4,537
           Other operating expenses ....................................................................                     15,233
                                                                                                                       ------------

               Total expenses ..........................................................................                  1,384,584
                                                                                                                       ------------

                    Less expense reimbursements (note 5) ...............................................                    (28,854)
                                                                                                                       ------------

               Net expenses ............................................................................                  1,355,730
                                                                                                                       ------------

                    Net investment loss ................................................................                   (804,990)
                                                                                                                       ------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions ...................................................                (41,093,530)
      Decrease in unrealized appreciation on investments ...............................................                   (689,924)
                                                                                                                       ------------

           Net realized and unrealized loss on investments .............................................                (41,783,454)
                                                                                                                       ------------

               Net decrease in net assets resulting from operations ....................................               $(42,588,444)
                                                                                                                       ============





See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Period ended         Year ended
                                                                                                    August 31,         February 28,
                                                                                                     2001 (a)              2001
------------------------------------------------------------------------------------------------------------------------------------

DECREASE IN NET ASSETS
     Operations
         Net investment loss .................................................................     $   (804,990)       $ (2,851,319)
         Net realized (loss) gain from investment transactions ...............................      (41,093,530)         56,372,713
         Decrease in unrealized appreciation on investments ..................................         (689,924)       (171,689,068)
                                                                                                   ------------        ------------
              Net decrease in net assets resulting from operations ...........................      (42,588,444)       (118,167,674)
                                                                                                   ------------        ------------

     Distributions to shareholders from
         Net realized gain from investment transactions ......................................                0        (117,489,833)
                                                                                                   ------------        ------------

     Capital share transactions
         (Decrease) increase in net assets resulting from capital share transactions (b) .....          (55,600)         71,165,624
                                                                                                   ------------        ------------

                     Total decrease in net assets ............................................      (42,644,044)       (164,491,883)

NET ASSETS
     Beginning of period .....................................................................      239,735,929         404,227,812
                                                                                                   ------------        ------------

     End of period ...........................................................................     $197,091,885        $239,735,929
                                                                                                   ============        ============


(a) Unaudited.
(b) A summary of capital share activity follows:
                                                           -------------------------------------------------------------------------
                                                                    Period ended                              Year ended
                                                                 August 31, 2001 (a)                      February 28, 2001
                                                              Shares              Value               Shares              Value
                                                           -------------------------------------------------------------------------
-----------------------------------------------
            Institutional Shares
-----------------------------------------------
Shares sold ...................................               1,023,589        $ 13,017,633             974,993        $ 17,646,900
Shares issued for reinvestment of distributions                       0                   0           1,956,140          32,237,192
Shares redeemed ...............................                (287,640)         (3,508,145)           (938,074)        (25,656,191)
                                                           ------------        ------------        ------------        ------------
     Net increase .............................                 735,949        $  9,509,488           1,993,059        $ 24,227,901
                                                           ============        ============        ============        ============
-----------------------------------------------
           Class A Investor Shares
-----------------------------------------------
Shares sold ...................................                  32,944        $    393,601             426,482        $ 10,448,813
Shares issued for reinvestment of distributions                       0                   0             863,610          13,740,026
Shares redeemed ...............................                (841,379)         (9,958,689)           (310,401)         (6,155,909)
                                                           ------------        ------------        ------------        ------------
     Net (decrease) increase ..................                (808,435)       $ (9,565,088)            979,691        $ 18,032,930
                                                           ============        ============        ============        ============
-----------------------------------------------
          Super-Institutional Shares
-----------------------------------------------
Shares sold ...................................                       0        $          0                   0        $          0
Shares issued for reinvestment of distributions                       0                   0           4,121,952          68,754,162
Shares redeemed ...............................                       0                   0          (1,034,483)        (30,000,000)
                                                           ------------        ------------        ------------        ------------
     Net increase .............................                       0        $          0           3,087,469        $ 38,754,162
                                                           ============        ============        ============        ============
-----------------------------------------------
                 Fund Summary
-----------------------------------------------
Shares sold ...................................               1,056,533        $ 13,411,234           1,401,475        $ 28,095,713
Shares issued for reinvestment of distributions                       0                   0           6,941,702         114,731,380
Shares redeemed ...............................              (1,129,019)        (13,466,834)         (2,282,958)        (61,812,100)
                                                           ------------        ------------        ------------        ------------
     Net (decrease) increase ..................                 (72,486)       $    (55,600)          6,060,219        $ 81,014,993
                                                           ============        ============        ============        ============



See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        Institutional Shares



------------------------------------------------------------------------------------------------------------------------------------
                                                        Period ended     Year ended      Year ended      Year ended      Year ended
                                                         August 31,     February 28,    February 29,    February 28,    February 28,
                                                          2001 (a)          2001            2000            1999            1998
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...................  $  13.35        $  33.08        $  16.60        $  17.86        $  16.26

      (Loss) income from investment operations
        Net investment loss ............................     (0.05)          (0.15)          (0.21)          (0.17)          (0.15)
        Net realized and unrealized (loss) gain
             on investments ............................     (2.28)          (8.38)          17.92           (0.63)           4.22
                                                          --------        --------        --------        --------        --------

             Total from investment operations ..........     (2.33)          (8.53)          17.71           (0.80)           4.07
                                                          --------        --------        --------        --------        --------

      Distributions to shareholders from
        Tax return of capital ..........................      0.00            0.00            0.00            0.00           (0.53)
        Distribution in excess of net realized gains ...      0.00            0.00            0.00           (0.03)           0.00
        Net realized gain from investment transactions        0.00          (11.20)          (1.23)          (0.43)          (1.94)
                                                          --------        --------        --------        --------        --------

             Total distributions .......................      0.00          (11.20)          (1.23)          (0.46)          (2.47)
                                                          --------        --------        --------        --------        --------

Net asset value, end of period .........................  $  11.02        $  13.35        $  33.08        $  16.60        $  17.86
                                                          ========        ========        ========        ========        ========

Total return ...........................................    (17.53)%        (32.25)%        110.91 %         (4.51)%         25.25 %
                                                          ========        ========        ========        ========        ========

Ratios/supplemental data
      Net assets, end of period (000's) ................  $ 64,058        $ 75,221        $120,416        $ 63,426        $ 92,858
                                                          ========        ========        ========        ========        ========


      Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ..      1.23 %(b)       1.18 %          1.21 %          1.22 %          1.19 %
        After expense reimbursements and waived fees ...      1.21 %(b)       1.17 %          1.17 %          1.15 %          1.16 %

      Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees ..     (0.76)%(b)      (0.95)%         (1.03)%         (0.87)%         (0.90)%
        After expense reimbursements and waived fees ...     (0.73)%(b)      (0.93)%         (1.00)%         (0.80)%         (0.88)%

      Portfolio turnover rate ..........................     72.16 %        124.81 %        165.92 %        121.48 %        105.60 %


(a) Unaudited.
(b) Annualized.




See accompanying notes to financial statements                                                                           (Continued)


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                       Class A Investor Shares



------------------------------------------------------------------------------------------------------------------------------------
                                                        Period ended     Year ended      Year ended      Year ended      Year ended
                                                         August 31,     February 28,    February 29,    February 28,    February 28,
                                                          2001 (a)          2001            2000            1999            1998
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...................  $  12.88        $  32.47        $  16.37        $  17.69        $  16.18

      (Loss) income from investment operations
        Net investment loss ............................     (0.08)          (0.22)          (0.33)          (0.24)          (0.21)
        Net realized and unrealized (loss) gain
             on investments ............................     (2.20)          (8.17)          17.66           (0.62)           4.19
                                                          --------        --------        --------        --------        --------

             Total from investment operations ..........     (2.28)          (8.39)          17.33           (0.86)           3.98
                                                          --------        --------        --------        --------        --------

      Distributions to shareholders from
        Tax return of capital ..........................      0.00            0.00            0.00            0.00           (0.53)
        Distribution in excess of net realized gains ...      0.00            0.00            0.00           (0.03)           0.00
        Net realized gain from investment transactions        0.00          (11.20)          (1.23)          (0.43)          (1.94)
                                                          --------        --------        --------        --------        --------

             Total distributions .......................      0.00          (11.20)          (1.23)          (0.46)          (2.47)
                                                          --------        --------        --------        --------        --------

Net asset value, end of period .........................  $  10.60        $  12.88        $  32.47        $  16.37        $  17.69
                                                          ========        ========        ========        ========        ========

Total return (c) .......................................    (17.72)%        (32.52)%        110.07 %         (4.83)%         24.80 %
                                                          ========        ========        ========        ========        ========

Ratios/supplemental data
      Net assets, end of period (000's) ................  $ 18,516        $ 25,779        $ 33,200        $ 25,797        $ 40,924
                                                          ========        ========        ========        ========        ========

      Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ..      1.70 %(b)       1.53 %          1.59 %          1.60 %          1.55 %
        After expense reimbursements and waived fees ...      1.68 %(b)       1.51 %          1.56 %          1.53 %          1.52 %

      Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees ..     (1.23)%(b)      (1.29)%         (1.41)%         (1.26)%         (1.27)%
        After expense reimbursements and waived fees ...     (1.20)%(b)      (1.28)%         (1.38)%         (1.18)%         (1.24)%

      Portfolio turnover rate ..........................     72.16 %        124.81 %        165.92 %        121.48 %        105.60 %


(a) Unaudited.
(b) Annualized.
(c) Total return does not reflect payments of a sales charge.



See accompanying notes to financial statements                                                                           (Continued)


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                     Super-Institutional Shares



------------------------------------------------------------------------------------------------------------------------------------
                                                        Period ended     Year ended      Year ended      Year ended      Year ended
                                                         August 31,     February 28,    February 29,    February 28,    February 28,
                                                          2001 (a)          2001            2000            1999            1998
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...................  $  13.52        $  33.30        $  16.68        $  17.92   $       16.29

      (Loss) income from investment operations
        Net investment loss ............................     (0.04)          (0.15)          (0.18)          (0.11)          (0.12)
        Net realized and unrealized (loss) gain
             on investments ............................     (2.32)          (8.43)          18.03           (0.67)           4.22
                                                          --------        --------        --------        --------        --------

             Total from investment operations ..........     (2.36)          (8.58)          17.85           (0.78)           4.10
                                                          --------        --------        --------        --------        --------

      Distributions to shareholders from
        Tax return of capital ..........................      0.00            0.00            0.00            0.00           (0.53)
        Net investment income ..........................      0.00            0.00            0.00           (0.03)           0.00
        Net realized gain from investment transactions        0.00          (11.20)          (1.23)          (0.43)          (1.94)
                                                          --------        --------        --------        --------        --------

             Total distributions .......................      0.00          (11.20)          (1.23)          (0.46)          (2.47)
                                                          --------        --------        --------        --------        --------

Net asset value, end of period .........................  $  11.16        $  13.52        $  33.30        $  16.68        $  17.92
                                                          ========        ========        ========        ========        ========

Total return ...........................................    (17.46)%        (32.17)%        111.10 %         (4.32)%         25.40 %
                                                          ========        ========        ========        ========        ========

Ratios/supplemental data
      Net assets, end of period (000's) ................  $114,518        $138,736        $238,827        $113,148        $118,246
                                                          ========        ========        ========        ========        ========

      Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ..      1.10 %(b)       1.06 %          1.08 %          1.05 %          1.06 %
        After expense reimbursements and waived fees ...      1.07 %(b)       1.05 %          1.04 %          0.99 %          1.04 %

      Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees ..     (0.62)%(b)      (0.83)%         (0.91)%         (0.71)%         (0.77)%
        After expense reimbursements and waived fees ...     (0.59)%(b)      (0.82)%         (0.87)%         (0.64)%         (0.75)%

      Portfolio turnover rate ..........................     72.16 %        124.81 %        165.92 %        121.48 %        105.60 %

(a)   Unaudited.

(b)   Annualized.





See accompanying notes to financial statements


                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 2001
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Chesapeake Growth Fund (the "Fund"), an open-end investment company formerly known as The Chesapeake Fund prior to November 1, 1997, is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"). The Trust was organized on August 12, 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The investment objective of the Fund is to seek capital appreciation through investments in equity securities of medium and large capitalization companies, consisting primarily of common and preferred stocks and securities convertible into common stocks. Prior to April 26, 2000, the Fund offered five classes of shares - Super-Institutional, Institutional, Class A Investor, Class C Investor, and Class D Investor. On that date, Class C Investor and Class D Investor shares were liquidated. The Institutional Shares and Super-Institutional Shares are offered to institutional investors without a sales charge and bear no distribution and service fees. The Class A Investor Shares are offered with a sales charge and bears distribution fees.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, and various expenses that can be attributed to specific class activity. Income, expenses (other than distribution and service fees, which are attributable to Class A Investor Shares based upon a set percentage of its net assets, and other expenses which can be traced to specific class activity), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges since the Trust shareholders vote in the aggregate, not by fund or class, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of a particular fund or class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last quoted sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                  Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements.

                                                                     (Continued)

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 2001
                                   (Unaudited)


         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends annually, generally payable on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year.

         E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

         The Fund's administrator, The Nottingham Management Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.075% of the average daily net assets for the Institutional Shares and for Class A Investor Shares, and receives a fee at the annual rate of 0.015% of the average daily net assets for the Super-Institutional Shares. The Administrator also receives a monthly fee of $2,250 for the Institutional Shares and for Class A Investor Shares, plus 0.01% of the annual net assets. The Administrator receives a fee of $12,500 per year for shareholder administration costs for the Institutional Shares and for Class A Investor Shares. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

         North Carolina Shareholder Services, LLC (the "Transfer Agent") has been retained by the Administrator to serve as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made. For the period ended August 31, 2001, the Distributor retained sales charges in the amount of $213.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor or the Administrator.

                                                                     (Continued)

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 2001
                                   (Unaudited)



NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan with respect to all Investor Shares pursuant to Rule 12b-1 of the Act (the "Plan"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets of Class A Investor Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Investor Shares of the Fund or support servicing of shareholder accounts.

         The Fund incurred $28,666 in distribution and service fees under the Plan with respect to Class A Investor Shares for the period ended August 31, 2001.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments other than short-term investments aggregated $159,313,192 and $159,421,533, respectively, for the period ended August 31, 2001.


NOTE 5 - EXPENSE REDUCTIONS

         The Advisor has transacted certain portfolio trades with brokers who paid a portion of the Fund's expenses. For the period ended August 31, 2001, the Fund's expenses were reduced by $28,854 under this arrangement.

________________________________________________________________________________


                           THE CHESAPEAKE GROWTH FUND

________________________________________________________________________________


                 a series of the Gardner Lewis Investment Trust
























                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                    or accompanied by a current prospectus.

________________________________________________________________________________


                           THE CHESAPEAKE GROWTH FUND

________________________________________________________________________________


                 a series of the Gardner Lewis Investment Trust






                              Quarterly Fund Update


                     FOR THE PERIOD ENDED SEPTEMBER 30, 2001




                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317


                           THE CHESAPEAKE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863



This report and the financial statements contained herein are submitted for the general information of the shareholders of The Chesapeake Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863

                         _______________________________

                              THE CHESAPEAKE FUNDS
                         _______________________________




                                                  October 1, 2001


Dear Shareholder:

         The Chesapeake Core Growth Fund closed the third quarter with a year-to-date loss of 26.11%. The Chesapeake Growth Fund Class A and The Chesapeake Aggressive Growth Fund closed the quarter with year-to-date losses of 39.55% and 29.18%. Not surprisingly, growth stocks have been the hardest hit this year, with the Russell 1000 Growth down 30.89% and the Russell 2000 Growth down 28.05%. These losses compare to broader market losses of 20.39% and 15.36% for the S&P500 and Russell 2000, respectively. The Nasdaq is now down 39.33% for the year and over 70% from its March 2000 high. Throughout the market, most losses came in the third quarter. During this period The Chesapeake Core Growth Fund was down 21.56%, The Chesapeake Growth Fund Class A was down 29.40%, and The Chesapeake Aggressive Growth Fund was down 27.30%. These returns were in line with those of growth indices like the Russell 2000 Growth that lost 28.08% and the Russell 1000 Growth that lost 19.41%.

   Average Annual Total Returns - Net of maximum sales load - as of 9/30/01

              Chesapeake Core      Chesapeake Growth       Chesapeake Aggressive
                Growth Fund           Fund Class A              Growth Fund
                 large-cap              mid-cap                 smaller-cap
1 Year            (37.10)%             (56.00)%                  (44.05)%
3 Year             13.49%                4.24%                     1.94%
5 Year              NA                   3.67%                    (0.24)%
Since Inception    10.04%                8.40%                     7.92%

         Following, we address our strategy and our thoughts as they relate to the shocking and horrible events three weeks ago and the environment in general. We have included a series of charts intended to provide you with some historical perspective as it relates to the market. If you have not already seen some similar, they are useful. History tells us that events like this often mark market bottoms. We think this may be the case, but cannot be sure as to the timing of a market reversal. There is no doubt that many company valuations are attractive. But there is also no doubt that we cannot control them. Thus, rather than focus on the market as a whole, we continue to focus on the companies within it. During the past several weeks we have seen a further decrease in economic activity as a result of the tragedy's impact and the deflection of our attention from our everyday lives. On Wall Street, viewership and readership of news has increased, while company specific research has decreased. This has magnified our opportunity to ferret out market inefficiencies. To that end, we have stepped up our calls to specific types of companies hit by the market's sell-off in order to uncover those whose stocks have declined disproportionately to their business prospects.

         Let's not kid ourselves. This quarter and next, countless companies will blame poor results on September 11th in an attempt to clean the slate for next year. But the truth for many of them, ourselves included, is that things were not going so well before then. The manufacturing sector had been showing some signs of stabilization. The consumer, however, was weakening. Thus, if the economy was growing, it was certainly not at any reasonable rate. Our position, based on our company specific work, was that our portfolio companies had either seen their fundamental bottoms and their businesses were beginning to turn up, had stock prices that should go no lower, or were fundamentally unaffected. Even with the events of the 11th we hold the same view and expect their stock prices to rebound. What we missed, however, was that investors had not already reflected all of their negative thinking into our stocks' prices. We were too early. Despite our underweight to technology, more than a third of our loss came from that sector. We have long known that investors will take stocks to higher highs and lower lows than we think rational. But, in the past, when we have tried to come to the party later or overstay our welcome, we have suffered. Therefore, as a general rule, we would rather show up a little early and go home before the crowd. In a normal market environment, this can delay profits, but usually provides for better returns overall. In this environment, being early was not without penalty.

         The tragedy's impact has caused investors to focus on the very short term, giving little credence to anything past the next few months, thereby potentially missing what may in the longer run be very different company conditions. We have chosen to focus on those companies whose fundamentals are currently improving, not necessarily those that are already strong. This is due to our belief that the greatest investment opportunity rarely lies in that which is obvious. To this end, although we do have significant exposure to healthcare and the fundamentals of our companies there are strong, we are looking to make new commitments where the valuations are more attractive. We are focusing on those names outside of conventional thought where the fundamentals justify well more than the current price. We are not focusing on "defensive stocks" where a vast majority of investors are hiding and as a result valuations are full. Our recent work has been in telecom equipment, semi-conductors, niche financials, broadband, and more traditional manufacturers. In some of these areas we are already putting money to work. In others, we are hunting for opportunity.

         Market participants' preoccupation with the market does not, in our view, make for sound long term investment decisions. There is a rational argument that to the extent we perceive ourselves as less safe today or the economy less certain, the equity risk premium is higher. But to presume this condition is lasting seems to us a stretch. We are not in conflict with an enemy of formidable size. Our enemy does, however, have the ability to surprise, and therein lies our justification for fear. Often times the worst of tragedies result in the best of long term outcomes. Our hope is that those who died on September 11 did so in sacrifice for a better tomorrow. Prior to September 11, it was next to impossible for those in Washington to agree on anything. Our international relationships were stagnating, and we were making no headway in the Middle East. Not only has all of this now reversed, it has done so with a clear and specific purpose, to make the world more free, by making it more safe. What is good about this is that it can create a virtuous cycle. The safer we feel the more free we become and the more prosperous our society can be. The more prosperous it is, the safer it becomes and, therefore, the more free. Fortunately, it can be this simple. Travel to an area where people feel the need to barricade themselves in their homes and you will find an area lacking in the basic necessities like food, clothing and shelter. Travel to an area where these things are abundant and you will find the barricades missing. Sure we would all like to think that prosperity need not be a condition for freedom, but we can find very few examples where this is the case.

         So when we look at the events of September 11th, we can look at the short term and become fearful and unfocused. But when we focus instead on what is being done about them, we cannot help but think things will be better. Here at home a massive stimulus based on both monetary and fiscal policy decisions as well as a 20% decline in oil prices is making its way through the economy. This should cause the business environment to turn up more quickly than it otherwise might. In addition, all over the world, involving people of all different faiths, there is now a concerted effort to defeat the threat to our peaceful existence. This newfound cooperation has already created dramatically better communication at home and abroad which will not only aid in the current fight, but just as importantly enhance our global relationships, strengthen prosperity and in turn benefit our stock market far longer than would the stimulus alone. We think were it not for the fear, investors would already be looking through to a better economic environment. But now, fear has its arms around our economic engine. This is ironic given that the steps taken since this event have already made the world a safer place, and with each arrest or military action it will become even safer. We know that with or without our retaliation further acts against us may occur. But we also know that to the extent we diminish terrorist forces, we enhance our safety. As we become more understanding of this point, fear will dissipate and prosperity will resume. Our work should allow us to benefit from this.

         We are grateful and relieved that all of our employees and their families are safe and well. Wall Street is an extremely connected community and we grieve for those lost as well as all of our friends and associates who have suffered losses in this extraordinary tragedy. Our thoughts and prayers are with them.


Sincerely,


/s/ Whit Gardner                                 /s/ John L. Lewis, IV

W. Whitfield Gardner                             John L. Lewis, IV







The Chesapeake Core Growth Fund's inception was September 29, 1997. Historical performance for The Chesapeake Growth Fund Class A has been calculated by using the performance of the original class of The Fund (now called the Institutional Shares) from inception on April 6, 1994 until date of issuance of the new Class A Shares on April 7, 1995, and combining such performance with the performance of the Class A Shares since April 7, 1995. With the exception of average annual returns and where otherwise stated, the return figures shown above do not reflect the deduction of a sales load. The maximum sales load for The Chesapeake Growth Fund Class A and The Chesapeake Aggressive Growth Fund is 3%. During part of the period cited above for The Chesapeake Growth Fund Class A and The Chesapeake Core Growth Fund, the advisor assumed certain expenses and/or waived a portion of its fee. Total return would have been lower absent such assumption or fee waiver. The Chesapeake Aggressive Growth Fund, which has an inception date of January 4, 1993, closed to new investors on December 23, 1994. The performance quoted represents past performance and is not a guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares. It is not possible to invest in an index (like the S&P 500 or Russell indices) which is unmanaged and does not incur fees and charges.

Statements in this letter that reflect projections or expectations of future financial or economic performance of the Fund and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates.

For more information regarding each Fund including charges and expenses, obtain a prospectus by calling the Fund directly at (800) 430-3863 or the Fund's
Advisor at (610) 558-2800. Please read the prospectus carefully before you invest.


          Underwriter and Distributor: Capital Investment Group, Inc.,
                       P.O. Box 69, Rocky Mount, NC 27802
                               Phone 800-430-3863

The market sold off initially following the attack on Pearl Harbor, but shortly thereafter regained those losses and entered a long bull market.

[Line Graph Here]:

      1937     Dec-37     $ 1.00
      1938     Dec-38     $ 1.27
      1939     Dec-39     $ 1.31
      1940     Dec-40     $ 1.21
      1941     Dec-41     $ 1.09
      1942     Dec-42     $ 1.25
      1943     Dec-43     $ 1.57
      1944     Dec-44     $ 1.85
      1945     Dec-45     $ 2.46
      1946     Dec-46     $ 2.35
      1947     Dec-47     $ 2.46
      1948     Dec-48     $ 2.53
      1949     Dec-49     $ 3.04


The Cuban Missile Crisis marked the peak of cold war tensions, yet also marked the beginning of a 6 year rally that was unaffected even by President Kennedy's assassination.

[Line Graph Here]:

      1959     Dec-59     $ 1.00
      1960     Dec-60     $ 1.01
      1961     Dec-61     $ 1.28
      1962     Dec-62     $ 1.17
      1963     Dec-63     $ 1.43
      1964     Dec-64     $ 1.65
      1965     Dec-65     $ 1.82
      1966     Dec-66     $ 1.65
      1967     Dec-67     $ 2.01
      1968     Dec-68     $ 2.20
      1969     Dec-69     $ 2.04
      1970     Dec-70     $ 2.08


The surprise oil shock in 1972 had a dampening effect on both the economy and the market; but the Watergate Scandal marked the market's bottom despite an absence of any positive news.

[Line Graph Here]:

      1969     Dec-69     $ 1.00
      1970     Dec-70     $ 1.02
      1971     Dec-71     $ 1.17
      1972     Dec-72     $ 1.41
      1973     Dec-73     $ 1.21
      1974     Dec-74     $ 0.88
      1975     Dec-75     $ 1.18
      1976     Dec-76     $ 1.44
      1977     Dec-77     $ 1.33
      1978     Dec-78     $ 1.40
      1979     Dec-79     $ 1.65


The market sold off 15% after Iraq invaded Kuwait, but regained its losses before Desert Storm had even commenced, leaving the longer term bull market intact.

[Line Graph Here]:

      1988     Dec-88     $ 1.00
      1989     Dec-89     $ 1.32
      1990     Dec-90     $ 1.29
      1991     Dec-91     $ 1.69
      1992     Dec-92     $ 1.81

             ______________________________________________________

                           THE CHESAPEAKE GROWTH FUND
             ______________________________________________________


                               September 30, 2001

Investment Strategy
-------------------

The Chesapeake Growth Fund seeks capital appreciation through investments in small, medium, and large capitalization growth equities. The cornerstone of the fund's intensive in-house fundamental analysis is constant contact with the management, customers, competitors, and suppliers of both current and potential investments.


Investment Guidelines
---------------------

The Fund seeks companies that:

o are experiencing a rapid growth rate - companies in our portfolio are forecasted to grow their profits in excess of 15% annually;
o  are selling at a stock price not yet fully reflective of their growth rate;
o are undergoing a positive change created by new products, managements, distribution strategies or manufacturing technologies;
o  have a strong balance sheet;
o  are less susceptible to macroeconomic change.


Ten Largest Industry Groups
---------------------------

Computer Software                     4.6%
Consumer Products & Services          5.1%
Entertainment                         4.8%
Healthcare Delivery                  11.2%
Insurance, Inv. Mgmt., Brokers        5.1%
Medical Products                      9.8%
Pharmaceuticals                       6.3%
Retail Sales & Distribution           4.5%
Semiconductors & Related              6.8%
Telecommunications                    7.6%
All Others                           34.1%


About The Investment Advisor
----------------------------

Gardner Lewis Asset Management serves as investment advisor to the Chesapeake Family of Funds. Overall, through the funds and separately managed accounts, Gardner Lewis invests approximately $2 billion in growth equities for both institutions and individuals including some of the top foundations, endowments, and pension plans in the U.S. Gardner Lewis was founded in 1990 and employs a staff of 36. The research team is comprised of 17.

Ten Largest Holdings
--------------------

 1. Healthsouth Corp.                  5.9%
 2. St. Jude Medical, Inc.             4.3%
 3. Jones Apparel Group, Inc.          4.3%
 4. Moodys Corp.                       2.6%
 5. Block, H & R, Inc.                 2.6%
 6. HCA - The Healthcare Co.           2.5%
 7. Rite Aid Corporation               2.3%
 8. Teva Pharmaceutical ADR            2.1%
 9. Apogent Technologies, Inc.         2.0%
10. Cadence Design Systems             2.0%


Portfolio Characteristics
-------------------------

Overall Assets ($MM)                    167
Number of Companies                      73
5 Yr. Historical Earnings Growth         12
Earnings Growth - net year               26
P/E Ratio - next year                    20
  (Gardner Lewis earnings estimates)


Performance Summary
-------------------
                                                   Annualized
--------------------------------------------------------------------------------
        The Chesapeake        Quarter     1 Year     5 Year       Since
  Growth Fund Series A          End                             Inception
--------------------------------------------------------------------------------
Without the sales load
             deduction        -29.40%     -54.63%     4.31%        8.84%
--------------------------------------------------------------------------------
    Net of the maximum
          Sales load^1        -31.52%     -56.00%     3.67%        8.40%
--------------------------------------------------------------------------------

1 The maximum sales load for the Fund is 3%. Historical performance for the Chesapeake Growth Fund Series A has been calculated by using the performance of the original class of The Fund (now called the Institutional Shares) from inception on April 6, 1994 until the date of issuance of the new Series A Shares on April 7, 1995, and combining such performance with the performance of the Series A Shares since April 7, 1995. The performance quoted represents past performance and is not a guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares.


For more complete information regarding the Fund including charges and expenses, obtain a prospectus by calling the Fund directly at (800) 430-3863 or Gardner Lewis Asset Management, the Investment Advisor at (610) 558-2800.

            Please read the prospectus carefully before you invest.

                   Capital Investment Group, Inc., Distributor
                            Raleigh, NC (800)525-3863


                                ______________________________________________________

                                              THE CHESAPEAKE GROWTH FUND
                                ______________________________________________________




                                               PORTFOLIO OF INVESTMENTS
                                                     (unaudited)
                                                  September 30, 2001

---------------------------------------------------------     -------------------------------------------------------------
Quantity        Security                     Market Value     Quantity      Security                           Market Value
=========================================================     =============================================================
    606,300 Healthsouth Corp.                   9,858,438         82,800 Integrated Devices Tech.                1,665,936
    104,900 St. Jude Medical, Inc.              7,180,405         39,400 Verisign, Inc.                          1,650,860
    280,600 Jones Apparel Group, Inc.           7,152,494         68,300 Noble Drilling Corp.                    1,639,200
    118,400 Moodys Corp.                        4,380,800         92,500 Toys R Us                               1,593,775
    113,300 Block, H & R, Inc.                  4,368,848         98,900 Apple Computer, Inc.                    1,533,939
     93,700 HCA - The Healthcare Company        4,151,847         77,700 Gemstar TV Guide International Inc.     1,531,467
    503,900 Rite Aid Corporation                3,890,108         93,500 Reliant Resources Inc.                  1,514,700
     58,200 Teva Pharmaceutical - SP ADR        3,518,190         84,400 BJ Services                             1,501,476
    138,800 Apogent Technologies, Inc           3,317,320         32,400 Electronic Arts, Inc.                   1,479,708
    197,600 Cadence Design Systems              3,290,040         51,900 Manor Care                              1,458,390
    140,000 SantaFe International               2,975,000         80,000 Chartered Semiconductor ADS             1,380,000
    124,500 Willis Group Holdings Ltd           2,912,055         68,900 QLogic Corporation                      1,309,100
    453,800 JDS Uniphase, Inc.                  2,868,016        110,800 LSI Logic Corp.                         1,301,900
     98,400 Novellus Systems, Inc.              2,810,304        101,800 Openwave Systems, Inc.                  1,297,950
    102,600 ICN Pharmaceuticals, Inc.           2,703,510        208,900 Amazon.Com Inc.                         1,247,133
     56,200 Qualcomm, Inc.                      2,671,748        117,800 Amkor Technology Inc.                   1,239,256
     90,075 Biomet, Inc.                        2,634,694         43,000 Grupo Televisa SA -ADR                  1,234,100
     77,400 Gallagher (Arthur J.) & Co.         2,619,990         44,800 International Rectifier, Inc.           1,219,904
    209,100 Charter Communications              2,588,658        109,700 Royal Caribbean Cruises                 1,177,081
    116,100 Mirant Corp.                        2,542,590        160,200 Conseco, Inc.                           1,163,052
    152,800 Norfolk Southern Corp.              2,463,136         79,000 Advanced Fibre Communications           1,154,190
    153,300 Mattel, Inc.                        2,400,678         64,300 Checkfree Corp.                         1,091,171
    185,300 AES Corporation                     2,375,546         78,300 Tekelec                                 1,031,211
     42,860 Johnson & Johnson                   2,374,444         36,800 Celestica Inc.                          1,002,800
     36,300 Andrx Corporation                   2,356,596        231,300 WebMD Corp.                               985,338
    240,300 Agrium, Inc.                        2,335,716        138,200 Oratec Interventions                      956,344
     51,300 ITT Industries, Inc.                2,298,240         43,100 Hanover Compressor                        932,684
     41,200 Express Scripts                     2,286,600         29,100 Americredit Corp.                         920,142
    124,900 USA Networks, Inc.                  2,245,702         63,700 Brocade Communications Systems, Inc.      893,711
     97,100 Adelphia Communications             2,155,620        116,500 Enterasys Networks, Inc.                  751,425
    145,200 Southwest Airlines, Co.             2,154,768         81,824 McDATA Corp. A Shares                     686,503
     75,000 Transkaryotic Therapies             2,035,500         31,400 Comverse Technology, Inc.                 643,072
    109,900 Goodyear Tire & Rubber              2,025,457         85,200 Finisar Corp.                             337,392
    132,100 Phoenix Companies, Inc              1,908,845
    157,400 EMC Corporation                     1,849,450                TOTAL EQUITY                          158,482,746
    107,800 Metro-Goldwyn-Mayer, Inc.           1,827,210
    219,600 Sun Microsystems, Inc.              1,816,092                CASH EQUIVALENT                         8,812,835
     63,700 Semtech Corp.                       1,807,806
    111,100 UTStarcom Inc.                      1,805,375                TOTAL ASSETS                          167,295,582


________________________________________________________________________________


                           THE CHESAPEAKE GROWTH FUND

________________________________________________________________________________


                 a series of the Gardner Lewis Investment Trust
























                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                    or accompanied by a current prospectus.

________________________________________________________________________________


                           THE CHESAPEAKE GROWTH FUND

________________________________________________________________________________


                 a series of the Gardner Lewis Investment Trust






                               Semi-Annual Report


                      FOR THE PERIOD ENDED AUGUST 31, 2001




                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317


                           THE CHESAPEAKE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863



This report and the financial statements contained herein are submitted for the general information of the shareholders of The Chesapeake Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863

                   (This page was intentionally left blank.)


                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          August 31, 2001
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 96.79%

      Agriculture - 1.30%
           Agrium Inc. .........................................................                   240,300              $  2,559,195
                                                                                                                        ------------

      Apparel Manufacturing - 4.54%
        (a)Jones Apparel Group, Inc. ...........................................                   280,600                 8,951,140
                                                                                                                        ------------

      Broadcast - Radio & Television - 3.73%
        (a)Adelphia Communications Corporation .................................                    94,500                 2,981,475
        (a)Grupo Televisa S.A. - ADR ...........................................                    43,000                 1,569,500
        (a)USA Networks, Inc. ..................................................                   121,100                 2,804,676
                                                                                                                        ------------
                                                                                                                           7,355,651
                                                                                                                        ------------
      Computers - 4.99%
        (a)Apple Computer, Inc. ................................................                    90,500                 1,678,775
        (a)EMC Corporation .....................................................                   157,400                 2,433,404
        (a)Enterasys Networks, Inc. ............................................                   116,500                 1,187,135
        (a)Foundry Networks, Inc. ..............................................                    77,100                   844,245
        (a)Riverstone Networks, Inc. ...........................................                   131,447                 1,246,118
        (a)Sun Microsystems, Inc. ..............................................                   213,500                 2,444,575
                                                                                                                        ------------
                                                                                                                           9,834,252
                                                                                                                        ------------
      Computer Software & Services - 7.85%
        (a)Amazon.com, Inc. ....................................................                   204,600                 1,829,124
        (a)Brocade Communications Systems, Inc. ................................                    61,900                 1,488,695
        (a)Cadence Design Systems, Inc. ........................................                   197,600                 4,343,248
        (a)CheckFree Corp. .....................................................                    57,600                 1,262,016
        (a)Electronic Arts Inc. ................................................                    29,900                 1,725,529
        (a)McDATA Corporation ..................................................                    78,624                 1,122,751
        (a)Qlogic Corporation ..................................................                    57,400                 1,722,574
        (a)VeriSign, Inc. ......................................................                    24,300                   997,515
        (a)WebMD Corporation ...................................................                   197,200                   966,280
                                                                                                                        ------------
                                                                                                                          15,457,732
                                                                                                                        ------------
      Electronics - 1.83%
        (a)Celestica Inc. ......................................................                    36,800                 1,339,520
           Symbol Technologies, Inc. ...........................................                   167,100                 2,255,850
                                                                                                                        ------------
                                                                                                                           3,595,370
                                                                                                                        ------------
      Electronics - Semiconductor - 8.48%
        (a)Amkor Technology, Inc. ..............................................                   102,800                 1,683,864
        (a)Chartered Semiconductor Manufacturing ...............................                    80,000                 2,143,200
        (a)Integrated Device Technology, Inc. ..................................                    79,900                 2,484,091
        (a)International Rectifier Corporation .................................                    35,600                 1,313,640
        (a)LSI Logic Corporation ...............................................                    52,700                 1,067,175
        (a)Novellus Systems, Inc. ..............................................                    98,400                 4,360,104
        (a)Semtech Corporation .................................................                    62,700                 2,340,591
        (a)TranSwitch Corporation ..............................................                   161,300                 1,322,660
                                                                                                                        ------------
                                                                                                                          16,715,325
                                                                                                                        ------------

                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          August 31, 2001
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Entertainment - 1.30%
           Royal Caribbean Cruises Ltd. ............................................               109,700              $  2,560,398
                                                                                                                        ------------

      Financial Services - Commercial - 2.81%
        (a)AmeriCredit Corporation .................................................                28,000                 1,292,480
           H&R Block, Inc. .........................................................               109,000                 4,241,190
                                                                                                                        ------------
                                                                                                                           5,533,670
                                                                                                                        ------------
      Furniture & Home Appliances - 1.01%
           Whirlpool Corporation ...................................................                30,200                 1,993,804
                                                                                                                        ------------

      Holding Companies - Diversified - 1.13%
           ITT Industries, Inc. ....................................................                49,400                 2,230,410
                                                                                                                        ------------

      Insurance - Life & Health - 1.86%
        (a)Conseco, Inc. ...........................................................               160,200                 1,470,636
        (a)The Phoenix Companies, Inc. .............................................               128,600                 2,192,630
                                                                                                                        ------------
                                                                                                                           3,663,266
                                                                                                                        ------------
      Insurance - Multiline - 2.19%
           Arthur J. Gallagher & Co. ...............................................                74,300                 1,969,693
        (a)Willis Group Holdings Limited ...........................................               124,500                 2,341,845
                                                                                                                        ------------
                                                                                                                           4,311,538
                                                                                                                        ------------
      Investment Analysis - 2.04%
           Moody's Corporation .....................................................               117,300                 4,017,525
                                                                                                                        ------------

      Medical - Biotechnology - 0.60%
        (a)Transkaryotic Therapies, Inc. ...........................................                39,000                 1,191,450
                                                                                                                        ------------

      Medical - Hospital Management & Services - 8.42%
        (a)HEALTHSOUTH Corporation .................................................               606,300                10,961,904
           HCA-The Healthcare Company ..............................................                93,700                 4,285,838
        (a)Manor Care, Inc. ........................................................                47,900                 1,347,427
                                                                                                                        ------------
                                                                                                                          16,595,169
                                                                                                                        ------------
      Medical Supplies - 10.06%
           Biomet, Inc. ............................................................                90,075                 2,488,772
           Johnson & Johnson .......................................................               168,260                 8,868,984
        (a)ORATEC Interventions, Inc. ..............................................               138,200                 1,250,710
           St. Jude Medical, Inc. ..................................................               104,900                 7,217,120
                                                                                                                        ------------
                                                                                                                          19,825,586
                                                                                                                        ------------
      Oil & Gas - Equipment & Services - 3.27%
        (a)BJ Services Company .....................................................                82,800                 1,858,860
        (a)Hanover Compressor Company ..............................................                41,600                 1,050,816
           Santa Fe International Corporation ......................................               140,000                 3,542,000
                                                                                                                        ------------
                                                                                                                           6,451,676
                                                                                                                        ------------


                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          August 31, 2001
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Pharmaceuticals - 4.89%
        (a)Andrx Group .........................................................                    36,300              $  2,551,527
           ICN Pharmaceuticals, Inc. ...........................................                    99,900                 2,942,055
           Teva Pharmaceuticals Industries Ltd. ................................                    58,200                 4,138,020
                                                                                                                        ------------
                                                                                                                           9,631,602
                                                                                                                        ------------
      Pharmaceutical Services - 1.08%
        (a)Express Scripts, Inc. ...............................................                    39,800                 2,130,096
                                                                                                                        ------------

      Retail - Department Stores - 0.42%
        (a)Saks Incorporated ...................................................                    79,000                   825,550
                                                                                                                        ------------

      Retail - Drug Stores - 1.97%
        (a)Rite Aid Corporation ................................................                   489,300                 3,885,042
                                                                                                                        ------------

      Retail - Specialty Line - 1.07%
        (a)Toys "R" Us, Inc. ...................................................                    88,300                 2,113,019
                                                                                                                        ------------

      Scientific & Technical Instruments - 1.66%
        (a)Apogent Technologies Inc. ...........................................                   135,900                 3,267,036
                                                                                                                        ------------

      Telecommunications - Equipment - 7.71%
        (a)Advanced Fibre Communications, Inc. .................................                    79,000                 1,915,750
        (a)Comverse Technology, Inc. ...........................................                    30,100                   756,714
        (a)Finisar Corporation .................................................                   134,200                 1,323,212
        (a)Lucent Technologies Inc. ............................................                   404,500                 2,758,690
        (a)Openwave Systems Inc. ...............................................                    99,200                 1,591,168
        (a)Redback Networks Inc ................................................                   129,300                   527,544
        (a)QUALCOMM, Inc. ......................................................                    56,200                 3,307,370
        (a)Tekelec .............................................................                    78,300                 1,223,046
        (a)UTStarcom, Inc. .....................................................                   107,500                 1,800,625
                                                                                                                        ------------
                                                                                                                          15,204,119
                                                                                                                        ------------
      Tire & Rubber - 1.33%
           The Goodyear Tire & Rubber Company ..................................                   107,200                 2,626,400
                                                                                                                        ------------

      Toys - 1.27%
           Mattel, Inc. ........................................................                   139,500                 2,509,605
                                                                                                                        ------------

      Transportation - Rail - 1.40%
           Norfolk Southern Corporation ........................................                   147,600                 2,751,264
                                                                                                                        ------------



                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          August 31, 2001
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Utilities - Electric - 5.77%
        (a)Mirant Corporation ....................................................                 113,200              $  3,243,180
        (a)NRG Energy, Inc. ......................................................                 108,600                 1,998,240
        (a)The AES Corporation ...................................................                 185,300                 6,137,136
                                                                                                                        ------------
                                                                                                                          11,378,556
                                                                                                                        ------------
      Utilities - Telecommunications - 0.81%
        (a)Worldcom, Inc. ........................................................                 124,200                 1,597,212
                                                                                                                        ------------

           Total Common Stocks (Cost $181,219,283) ........................................................              190,762,658
                                                                                                                        ------------

INVESTMENT COMPANY - 2.53%

      Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Service Shares ..............................               4,995,472                 4,995,472
           (Cost $4,995,472)                                                                                            ------------


Total Value of Investments (Cost $186,214,755 (b)) ...............................                   99.32 %            $195,758,130
Other Assets Less Liabilities ....................................................                    0.68 %               1,333,755
                                                                                                    ------              ------------
      Net Assets .................................................................                  100.00 %            $197,091,885
                                                                                                    ======              ============



      (a) Non-income producing investment.

      (b) Aggregate  cost  for  financial  reporting  and  federal  income   tax  purposes  is  the  same.  Unrealized  appreciation
          (depreciation) of investments for financial reporting and federal income tax purposes is as follows:



           Unrealized appreciation .......................................................................             $ 36,003,045
           Unrealized depreciation .......................................................................              (26,459,670)
                                                                                                                       ------------

                      Net unrealized appreciation ........................................................             $  9,543,375
                                                                                                                       ============



      The following acronym is used in this portfolio:

           ADR - American Depository Receipt




See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          August 31, 2001
                                                             (Unaudited)


ASSETS
      Investments, at value (cost $186,214,755) ......................................................                $ 195,758,130
      Cash ...........................................................................................                       51,104
      Income receivable ..............................................................................                      124,862
      Receivable for investments sold ................................................................                    2,839,105
      Receivable for fund shares sold ................................................................                       61,438
      Other assets ...................................................................................                        1,484
                                                                                                                      -------------

           Total assets ..............................................................................                  198,836,123
                                                                                                                      -------------

LIABILITIES
      Accrued expenses ...............................................................................                       61,047
      Payable for investment purchases ...............................................................                    1,664,939
      Other liabilities ..............................................................................                       18,252
                                                                                                                      -------------

           Total liabilities .........................................................................                    1,744,238
                                                                                                                      -------------

NET ASSETS ...........................................................................................                $ 197,091,885
                                                                                                                      =============

NET ASSETS CONSIST OF
      Paid-in capital ................................................................................                $ 236,948,636
      Accumulated net investment loss ................................................................                     (804,990)
      Accumulated net realized loss on investments ...................................................                  (48,595,136)
      Net unrealized appreciation on investments .....................................................                    9,543,375
                                                                                                                      -------------
                                                                                                                      $ 197,091,885
                                                                                                                      =============

INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($64,057,846 / 5,815,315 shares) ..........................................................                $       11.02
                                                                                                                      =============

CLASS A INVESTOR SHARES
      Net asset value, redemption and offering price per share
           ($18,515,653 / 1,747,487 shares) ..........................................................                $       10.60
                                                                                                                      =============
      Maximum offering price per share (100 / 97 of $10.60) ..........................................                $       10.93
                                                                                                                      =============

SUPER-INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($114,518,386 / 10,259,621 shares) ........................................................                $       11.16
                                                                                                                      =============







See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                    Period ended August 31, 2001
                                                             (Unaudited)


NET INVESTMENT LOSS

      Income
           Dividends ...................................................................................               $    547,469
           Miscellaneous ...............................................................................                      3,271
                                                                                                                       ------------

               Total income ............................................................................                    550,740
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) ...........................................................                  1,153,198
           Fund administration fees (note 2) ...........................................................                     46,709
           Distribution fees - Class A Investor Shares (note 3) ........................................                     28,666
           Custody fees ................................................................................                     24,426
           Registration and filing administration fees (note 2) ........................................                      5,603
           Fund accounting fees (note 2) ...............................................................                     31,902
           Audit fees ..................................................................................                      9,657
           Legal fees ..................................................................................                      6,741
           Securities pricing fees .....................................................................                      3,250
           Shareholder administrative fees (note 2) ....................................................                     12,500
           Shareholder recordkeeping fees ..............................................................                     13,500
           Shareholder servicing expenses ..............................................................                      7,270
           Registration and filing expenses ............................................................                     12,208
           Printing expenses ...........................................................................                      9,184
           Trustee fees and meeting expenses ...........................................................                      4,537
           Other operating expenses ....................................................................                     15,233
                                                                                                                       ------------

               Total expenses ..........................................................................                  1,384,584
                                                                                                                       ------------

                    Less expense reimbursements (note 5) ...............................................                    (28,854)
                                                                                                                       ------------

               Net expenses ............................................................................                  1,355,730
                                                                                                                       ------------

                    Net investment loss ................................................................                   (804,990)
                                                                                                                       ------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions ...................................................                (41,093,530)
      Decrease in unrealized appreciation on investments ...............................................                   (689,924)
                                                                                                                       ------------

           Net realized and unrealized loss on investments .............................................                (41,783,454)
                                                                                                                       ------------

               Net decrease in net assets resulting from operations ....................................               $(42,588,444)
                                                                                                                       ============





See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Period ended         Year ended
                                                                                                    August 31,         February 28,
                                                                                                     2001 (a)              2001
------------------------------------------------------------------------------------------------------------------------------------

DECREASE IN NET ASSETS
     Operations
         Net investment loss .................................................................     $   (804,990)       $ (2,851,319)
         Net realized (loss) gain from investment transactions ...............................      (41,093,530)         56,372,713
         Decrease in unrealized appreciation on investments ..................................         (689,924)       (171,689,068)
                                                                                                   ------------        ------------
              Net decrease in net assets resulting from operations ...........................      (42,588,444)       (118,167,674)
                                                                                                   ------------        ------------

     Distributions to shareholders from
         Net realized gain from investment transactions ......................................                0        (117,489,833)
                                                                                                   ------------        ------------

     Capital share transactions
         (Decrease) increase in net assets resulting from capital share transactions (b) .....          (55,600)         71,165,624
                                                                                                   ------------        ------------

                     Total decrease in net assets ............................................      (42,644,044)       (164,491,883)

NET ASSETS
     Beginning of period .....................................................................      239,735,929         404,227,812
                                                                                                   ------------        ------------

     End of period ...........................................................................     $197,091,885        $239,735,929
                                                                                                   ============        ============


(a) Unaudited.
(b) A summary of capital share activity follows:
                                                           -------------------------------------------------------------------------
                                                                    Period ended                              Year ended
                                                                 August 31, 2001 (a)                      February 28, 2001
                                                              Shares              Value               Shares              Value
                                                           -------------------------------------------------------------------------
-----------------------------------------------
            Institutional Shares
-----------------------------------------------
Shares sold ...................................               1,023,589        $ 13,017,633             974,993        $ 17,646,900
Shares issued for reinvestment of distributions                       0                   0           1,956,140          32,237,192
Shares redeemed ...............................                (287,640)         (3,508,145)           (938,074)        (25,656,191)
                                                           ------------        ------------        ------------        ------------
     Net increase .............................                 735,949        $  9,509,488           1,993,059        $ 24,227,901
                                                           ============        ============        ============        ============
-----------------------------------------------
           Class A Investor Shares
-----------------------------------------------
Shares sold ...................................                  32,944        $    393,601             426,482        $ 10,448,813
Shares issued for reinvestment of distributions                       0                   0             863,610          13,740,026
Shares redeemed ...............................                (841,379)         (9,958,689)           (310,401)         (6,155,909)
                                                           ------------        ------------        ------------        ------------
     Net (decrease) increase ..................                (808,435)       $ (9,565,088)            979,691        $ 18,032,930
                                                           ============        ============        ============        ============
-----------------------------------------------
          Super-Institutional Shares
-----------------------------------------------
Shares sold ...................................                       0        $          0                   0        $          0
Shares issued for reinvestment of distributions                       0                   0           4,121,952          68,754,162
Shares redeemed ...............................                       0                   0          (1,034,483)        (30,000,000)
                                                           ------------        ------------        ------------        ------------
     Net increase .............................                       0        $          0           3,087,469        $ 38,754,162
                                                           ============        ============        ============        ============
-----------------------------------------------
                 Fund Summary
-----------------------------------------------
Shares sold ...................................               1,056,533        $ 13,411,234           1,401,475        $ 28,095,713
Shares issued for reinvestment of distributions                       0                   0           6,941,702         114,731,380
Shares redeemed ...............................              (1,129,019)        (13,466,834)         (2,282,958)        (61,812,100)
                                                           ------------        ------------        ------------        ------------
     Net (decrease) increase ..................                 (72,486)       $    (55,600)          6,060,219        $ 81,014,993
                                                           ============        ============        ============        ============



See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        Institutional Shares



------------------------------------------------------------------------------------------------------------------------------------
                                                        Period ended     Year ended      Year ended      Year ended      Year ended
                                                         August 31,     February 28,    February 29,    February 28,    February 28,
                                                          2001 (a)          2001            2000            1999            1998
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...................  $  13.35        $  33.08        $  16.60        $  17.86        $  16.26

      (Loss) income from investment operations
        Net investment loss ............................     (0.05)          (0.15)          (0.21)          (0.17)          (0.15)
        Net realized and unrealized (loss) gain
             on investments ............................     (2.28)          (8.38)          17.92           (0.63)           4.22
                                                          --------        --------        --------        --------        --------

             Total from investment operations ..........     (2.33)          (8.53)          17.71           (0.80)           4.07
                                                          --------        --------        --------        --------        --------

      Distributions to shareholders from
        Tax return of capital ..........................      0.00            0.00            0.00            0.00           (0.53)
        Distribution in excess of net realized gains ...      0.00            0.00            0.00           (0.03)           0.00
        Net realized gain from investment transactions        0.00          (11.20)          (1.23)          (0.43)          (1.94)
                                                          --------        --------        --------        --------        --------

             Total distributions .......................      0.00          (11.20)          (1.23)          (0.46)          (2.47)
                                                          --------        --------        --------        --------        --------

Net asset value, end of period .........................  $  11.02        $  13.35        $  33.08        $  16.60        $  17.86
                                                          ========        ========        ========        ========        ========

Total return ...........................................    (17.53)%        (32.25)%        110.91 %         (4.51)%         25.25 %
                                                          ========        ========        ========        ========        ========

Ratios/supplemental data
      Net assets, end of period (000's) ................  $ 64,058        $ 75,221        $120,416        $ 63,426        $ 92,858
                                                          ========        ========        ========        ========        ========


      Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ..      1.23 %(b)       1.18 %          1.21 %          1.22 %          1.19 %
        After expense reimbursements and waived fees ...      1.21 %(b)       1.17 %          1.17 %          1.15 %          1.16 %

      Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees ..     (0.76)%(b)      (0.95)%         (1.03)%         (0.87)%         (0.90)%
        After expense reimbursements and waived fees ...     (0.73)%(b)      (0.93)%         (1.00)%         (0.80)%         (0.88)%

      Portfolio turnover rate ..........................     72.16 %        124.81 %        165.92 %        121.48 %        105.60 %


(a) Unaudited.
(b) Annualized.




See accompanying notes to financial statements                                                                           (Continued)


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                       Class A Investor Shares



------------------------------------------------------------------------------------------------------------------------------------
                                                        Period ended     Year ended      Year ended      Year ended      Year ended
                                                         August 31,     February 28,    February 29,    February 28,    February 28,
                                                          2001 (a)          2001            2000            1999            1998
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...................  $  12.88        $  32.47        $  16.37        $  17.69        $  16.18

      (Loss) income from investment operations
        Net investment loss ............................     (0.08)          (0.22)          (0.33)          (0.24)          (0.21)
        Net realized and unrealized (loss) gain
             on investments ............................     (2.20)          (8.17)          17.66           (0.62)           4.19
                                                          --------        --------        --------        --------        --------

             Total from investment operations ..........     (2.28)          (8.39)          17.33           (0.86)           3.98
                                                          --------        --------        --------        --------        --------

      Distributions to shareholders from
        Tax return of capital ..........................      0.00            0.00            0.00            0.00           (0.53)
        Distribution in excess of net realized gains ...      0.00            0.00            0.00           (0.03)           0.00
        Net realized gain from investment transactions        0.00          (11.20)          (1.23)          (0.43)          (1.94)
                                                          --------        --------        --------        --------        --------

             Total distributions .......................      0.00          (11.20)          (1.23)          (0.46)          (2.47)
                                                          --------        --------        --------        --------        --------

Net asset value, end of period .........................  $  10.60        $  12.88        $  32.47        $  16.37        $  17.69
                                                          ========        ========        ========        ========        ========

Total return (c) .......................................    (17.72)%        (32.52)%        110.07 %         (4.83)%         24.80 %
                                                          ========        ========        ========        ========        ========

Ratios/supplemental data
      Net assets, end of period (000's) ................  $ 18,516        $ 25,779        $ 33,200        $ 25,797        $ 40,924
                                                          ========        ========        ========        ========        ========

      Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ..      1.70 %(b)       1.53 %          1.59 %          1.60 %          1.55 %
        After expense reimbursements and waived fees ...      1.68 %(b)       1.51 %          1.56 %          1.53 %          1.52 %

      Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees ..     (1.23)%(b)      (1.29)%         (1.41)%         (1.26)%         (1.27)%
        After expense reimbursements and waived fees ...     (1.20)%(b)      (1.28)%         (1.38)%         (1.18)%         (1.24)%

      Portfolio turnover rate ..........................     72.16 %        124.81 %        165.92 %        121.48 %        105.60 %


(a) Unaudited.
(b) Annualized.
(c) Total return does not reflect payments of a sales charge.



See accompanying notes to financial statements                                                                           (Continued)


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                     Super-Institutional Shares



------------------------------------------------------------------------------------------------------------------------------------
                                                        Period ended     Year ended      Year ended      Year ended      Year ended
                                                         August 31,     February 28,    February 29,    February 28,    February 28,
                                                          2001 (a)          2001            2000            1999            1998
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...................  $  13.52        $  33.30        $  16.68        $  17.92   $       16.29

      (Loss) income from investment operations
        Net investment loss ............................     (0.04)          (0.15)          (0.18)          (0.11)          (0.12)
        Net realized and unrealized (loss) gain
             on investments ............................     (2.32)          (8.43)          18.03           (0.67)           4.22
                                                          --------        --------        --------        --------        --------

             Total from investment operations ..........     (2.36)          (8.58)          17.85           (0.78)           4.10
                                                          --------        --------        --------        --------        --------

      Distributions to shareholders from
        Tax return of capital ..........................      0.00            0.00            0.00            0.00           (0.53)
        Net investment income ..........................      0.00            0.00            0.00           (0.03)           0.00
        Net realized gain from investment transactions        0.00          (11.20)          (1.23)          (0.43)          (1.94)
                                                          --------        --------        --------        --------        --------

             Total distributions .......................      0.00          (11.20)          (1.23)          (0.46)          (2.47)
                                                          --------        --------        --------        --------        --------

Net asset value, end of period .........................  $  11.16        $  13.52        $  33.30        $  16.68        $  17.92
                                                          ========        ========        ========        ========        ========

Total return ...........................................    (17.46)%        (32.17)%        111.10 %         (4.32)%         25.40 %
                                                          ========        ========        ========        ========        ========

Ratios/supplemental data
      Net assets, end of period (000's) ................  $114,518        $138,736        $238,827        $113,148        $118,246
                                                          ========        ========        ========        ========        ========

      Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ..      1.10 %(b)       1.06 %          1.08 %          1.05 %          1.06 %
        After expense reimbursements and waived fees ...      1.07 %(b)       1.05 %          1.04 %          0.99 %          1.04 %

      Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees ..     (0.62)%(b)      (0.83)%         (0.91)%         (0.71)%         (0.77)%
        After expense reimbursements and waived fees ...     (0.59)%(b)      (0.82)%         (0.87)%         (0.64)%         (0.75)%

      Portfolio turnover rate ..........................     72.16 %        124.81 %        165.92 %        121.48 %        105.60 %

(a)   Unaudited.

(b)   Annualized.





See accompanying notes to financial statements


                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 2001
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Chesapeake Growth Fund (the "Fund"), an open-end investment company formerly known as The Chesapeake Fund prior to November 1, 1997, is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"). The Trust was organized on August 12, 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The investment objective of the Fund is to seek capital appreciation through investments in equity securities of medium and large capitalization companies, consisting primarily of common and preferred stocks and securities convertible into common stocks. Prior to April 26, 2000, the Fund offered five classes of shares - Super-Institutional, Institutional, Class A Investor, Class C Investor, and Class D Investor. On that date, Class C Investor and Class D Investor shares were liquidated. The Institutional Shares and Super-Institutional Shares are offered to institutional investors without a sales charge and bear no distribution and service fees. The Class A Investor Shares are offered with a sales charge and bears distribution fees.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, and various expenses that can be attributed to specific class activity. Income, expenses (other than distribution and service fees, which are attributable to Class A Investor Shares based upon a set percentage of its net assets, and other expenses which can be traced to specific class activity), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges since the Trust shareholders vote in the aggregate, not by fund or class, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of a particular fund or class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last quoted sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                  Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements.

                                                                     (Continued)

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 2001
                                   (Unaudited)


         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends annually, generally payable on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year.

         E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

         The Fund's administrator, The Nottingham Management Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.075% of the average daily net assets for the Institutional Shares and for Class A Investor Shares, and receives a fee at the annual rate of 0.015% of the average daily net assets for the Super-Institutional Shares. The Administrator also receives a monthly fee of $2,250 for the Institutional Shares and for Class A Investor Shares, plus 0.01% of the annual net assets. The Administrator receives a fee of $12,500 per year for shareholder administration costs for the Institutional Shares and for Class A Investor Shares. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

         North Carolina Shareholder Services, LLC (the "Transfer Agent") has been retained by the Administrator to serve as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made. For the period ended August 31, 2001, the Distributor retained sales charges in the amount of $213.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor or the Administrator.

                                                                     (Continued)

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 2001
                                   (Unaudited)



NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan with respect to all Investor Shares pursuant to Rule 12b-1 of the Act (the "Plan"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets of Class A Investor Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Investor Shares of the Fund or support servicing of shareholder accounts.

         The Fund incurred $28,666 in distribution and service fees under the Plan with respect to Class A Investor Shares for the period ended August 31, 2001.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments other than short-term investments aggregated $159,313,192 and $159,421,533, respectively, for the period ended August 31, 2001.


NOTE 5 - EXPENSE REDUCTIONS

         The Advisor has transacted certain portfolio trades with brokers who paid a portion of the Fund's expenses. For the period ended August 31, 2001, the Fund's expenses were reduced by $28,854 under this arrangement.

________________________________________________________________________________


                           THE CHESAPEAKE GROWTH FUND

________________________________________________________________________________


                 a series of the Gardner Lewis Investment Trust
























                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                    or accompanied by a current prospectus.

________________________________________________________________________________


                         THE CHESAPEAKE CORE GROWTH FUND

________________________________________________________________________________


                 a series of the Gardner Lewis Investment Trust






                             Quarterly Fund Update


                     FOR THE PERIOD ENDED SEPTEMBER 30, 2001




                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317


                         THE CHESAPEAKE CORE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of The Chesapeake Core Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863

                         _______________________________

                              THE CHESAPEAKE FUNDS
                         _______________________________




                                                  October 1, 2001


Dear Shareholder:

         The Chesapeake Core Growth Fund closed the third quarter with a year-to-date loss of 26.11%. The Chesapeake Growth Fund Class A and The Chesapeake Aggressive Growth Fund closed the quarter with year-to-date losses of 39.55% and 29.18%. Not surprisingly, growth stocks have been the hardest hit this year, with the Russell 1000 Growth down 30.89% and the Russell 2000 Growth down 28.05%. These losses compare to broader market losses of 20.39% and 15.36% for the S&P500 and Russell 2000, respectively. The Nasdaq is now down 39.33% for the year and over 70% from its March 2000 high. Throughout the market, most losses came in the third quarter. During this period The Chesapeake Core Growth Fund was down 21.56%, The Chesapeake Growth Fund Class A was down 29.40%, and The Chesapeake Aggressive Growth Fund was down 27.30%. These returns were in line with those of growth indices like the Russell 2000 Growth that lost 28.08% and the Russell 1000 Growth that lost 19.41%.

   Average Annual Total Returns - Net of maximum sales load - as of 9/30/01

              Chesapeake Core      Chesapeake Growth       Chesapeake Aggressive
                Growth Fund           Fund Class A              Growth Fund
                 large-cap              mid-cap                 smaller-cap
1 Year            (37.10)%             (56.00)%                  (44.05)%
3 Year             13.49%                4.24%                     1.94%
5 Year              NA                   3.67%                    (0.24)%
Since Inception    10.04%                8.40%                     7.92%

         Following, we address our strategy and our thoughts as they relate to the shocking and horrible events three weeks ago and the environment in general. We have included a series of charts intended to provide you with some historical perspective as it relates to the market. If you have not already seen some similar, they are useful. History tells us that events like this often mark market bottoms. We think this may be the case, but cannot be sure as to the timing of a market reversal. There is no doubt that many company valuations are attractive. But there is also no doubt that we cannot control them. Thus, rather than focus on the market as a whole, we continue to focus on the companies within it. During the past several weeks we have seen a further decrease in economic activity as a result of the tragedy's impact and the deflection of our attention from our everyday lives. On Wall Street, viewership and readership of news has increased, while company specific research has decreased. This has magnified our opportunity to ferret out market inefficiencies. To that end, we have stepped up our calls to specific types of companies hit by the market's sell-off in order to uncover those whose stocks have declined disproportionately to their business prospects.

         Let's not kid ourselves. This quarter and next, countless companies will blame poor results on September 11th in an attempt to clean the slate for next year. But the truth for many of them, ourselves included, is that things were not going so well before then. The manufacturing sector had been showing some signs of stabilization. The consumer, however, was weakening. Thus, if the economy was growing, it was certainly not at any reasonable rate. Our position, based on our company specific work, was that our portfolio companies had either seen their fundamental bottoms and their businesses were beginning to turn up, had stock prices that should go no lower, or were fundamentally unaffected. Even with the events of the 11th we hold the same view and expect their stock prices to rebound. What we missed, however, was that investors had not already reflected all of their negative thinking into our stocks' prices. We were too early. Despite our underweight to technology, more than a third of our loss came from that sector. We have long known that investors will take stocks to higher highs and lower lows than we think rational. But, in the past, when we have tried to come to the party later or overstay our welcome, we have suffered. Therefore, as a general rule, we would rather show up a little early and go home before the crowd. In a normal market environment, this can delay profits, but usually provides for better returns overall. In this environment, being early was not without penalty.

         The tragedy's impact has caused investors to focus on the very short term, giving little credence to anything past the next few months, thereby potentially missing what may in the longer run be very different company conditions. We have chosen to focus on those companies whose fundamentals are currently improving, not necessarily those that are already strong. This is due to our belief that the greatest investment opportunity rarely lies in that which is obvious. To this end, although we do have significant exposure to healthcare and the fundamentals of our companies there are strong, we are looking to make new commitments where the valuations are more attractive. We are focusing on those names outside of conventional thought where the fundamentals justify well more than the current price. We are not focusing on "defensive stocks" where a vast majority of investors are hiding and as a result valuations are full. Our recent work has been in telecom equipment, semi-conductors, niche financials, broadband, and more traditional manufacturers. In some of these areas we are already putting money to work. In others, we are hunting for opportunity.

         Market participants' preoccupation with the market does not, in our view, make for sound long term investment decisions. There is a rational argument that to the extent we perceive ourselves as less safe today or the economy less certain, the equity risk premium is higher. But to presume this condition is lasting seems to us a stretch. We are not in conflict with an enemy of formidable size. Our enemy does, however, have the ability to surprise, and therein lies our justification for fear. Often times the worst of tragedies result in the best of long term outcomes. Our hope is that those who died on September 11 did so in sacrifice for a better tomorrow. Prior to September 11, it was next to impossible for those in Washington to agree on anything. Our international relationships were stagnating, and we were making no headway in the Middle East. Not only has all of this now reversed, it has done so with a clear and specific purpose, to make the world more free, by making it more safe. What is good about this is that it can create a virtuous cycle. The safer we feel the more free we become and the more prosperous our society can be. The more prosperous it is, the safer it becomes and, therefore, the more free. Fortunately, it can be this simple. Travel to an area where people feel the need to barricade themselves in their homes and you will find an area lacking in the basic necessities like food, clothing and shelter. Travel to an area where these things are abundant and you will find the barricades missing. Sure we would all like to think that prosperity need not be a condition for freedom, but we can find very few examples where this is the case.

         So when we look at the events of September 11th, we can look at the short term and become fearful and unfocused. But when we focus instead on what is being done about them, we cannot help but think things will be better. Here at home a massive stimulus based on both monetary and fiscal policy decisions as well as a 20% decline in oil prices is making its way through the economy. This should cause the business environment to turn up more quickly than it otherwise might. In addition, all over the world, involving people of all different faiths, there is now a concerted effort to defeat the threat to our peaceful existence. This newfound cooperation has already created dramatically better communication at home and abroad which will not only aid in the current fight, but just as importantly enhance our global relationships, strengthen prosperity and in turn benefit our stock market far longer than would the stimulus alone. We think were it not for the fear, investors would already be looking through to a better economic environment. But now, fear has its arms around our economic engine. This is ironic given that the steps taken since this event have already made the world a safer place, and with each arrest or military action it will become even safer. We know that with or without our retaliation further acts against us may occur. But we also know that to the extent we diminish terrorist forces, we enhance our safety. As we become more understanding of this point, fear will dissipate and prosperity will resume. Our work should allow us to benefit from this.

         We are grateful and relieved that all of our employees and their families are safe and well. Wall Street is an extremely connected community and we grieve for those lost as well as all of our friends and associates who have suffered losses in this extraordinary tragedy. Our thoughts and prayers are with them.


Sincerely,


/s/ Whit Gardner                                 /s/ John L. Lewis, IV

W. Whitfield Gardner                             John L. Lewis, IV







The Chesapeake Core Growth Fund's inception was September 29, 1997. Historical performance for The Chesapeake Growth Fund Class A has been calculated by using the performance of the original class of The Fund (now called the Institutional Shares) from inception on April 6, 1994 until date of issuance of the new Class A Shares on April 7, 1995, and combining such performance with the performance of the Class A Shares since April 7, 1995. With the exception of average annual returns and where otherwise stated, the return figures shown above do not reflect the deduction of a sales load. The maximum sales load for The Chesapeake Growth Fund Class A and The Chesapeake Aggressive Growth Fund is 3%. During part of the period cited above for The Chesapeake Growth Fund Class A and The Chesapeake Core Growth Fund, the advisor assumed certain expenses and/or waived a portion of its fee. Total return would have been lower absent such assumption or fee waiver. The Chesapeake Aggressive Growth Fund, which has an inception date of January 4, 1993, closed to new investors on December 23, 1994. The performance quoted represents past performance and is not a guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares. It is not possible to invest in an index (like the S&P 500 or Russell indices) which is unmanaged and does not incur fees and charges.

Statements in this letter that reflect projections or expectations of future financial or economic performance of the Fund and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates.

For more information regarding each Fund including charges and expenses, obtain a prospectus by calling the Fund directly at (800) 430-3863 or the Fund's
Advisor at (610) 558-2800. Please read the prospectus carefully before you invest.


          Underwriter and Distributor: Capital Investment Group, Inc.,
                       P.O. Box 69, Rocky Mount, NC 27802
                               Phone 800-430-3863

The market sold off initially following the attack on Pearl Harbor, but shortly thereafter regained those losses and entered a long bull market.

[Line Graph Here]:

      1937     Dec-37     $ 1.00
      1938     Dec-38     $ 1.27
      1939     Dec-39     $ 1.31
      1940     Dec-40     $ 1.21
      1941     Dec-41     $ 1.09
      1942     Dec-42     $ 1.25
      1943     Dec-43     $ 1.57
      1944     Dec-44     $ 1.85
      1945     Dec-45     $ 2.46
      1946     Dec-46     $ 2.35
      1947     Dec-47     $ 2.46
      1948     Dec-48     $ 2.53
      1949     Dec-49     $ 3.04


The Cuban Missile Crisis marked the peak of cold war tensions, yet also marked the beginning of a 6 year rally that was unaffected even by President Kennedy's assassination.

[Line Graph Here]:

      1959     Dec-59     $ 1.00
      1960     Dec-60     $ 1.01
      1961     Dec-61     $ 1.28
      1962     Dec-62     $ 1.17
      1963     Dec-63     $ 1.43
      1964     Dec-64     $ 1.65
      1965     Dec-65     $ 1.82
      1966     Dec-66     $ 1.65
      1967     Dec-67     $ 2.01
      1968     Dec-68     $ 2.20
      1969     Dec-69     $ 2.04
      1970     Dec-70     $ 2.08


The surprise oil shock in 1972 had a dampening effect on both the economy and the market; but the Watergate Scandal marked the market's bottom despite an absence of any positive news.

[Line Graph Here]:

      1969     Dec-69     $ 1.00
      1970     Dec-70     $ 1.02
      1971     Dec-71     $ 1.17
      1972     Dec-72     $ 1.41
      1973     Dec-73     $ 1.21
      1974     Dec-74     $ 0.88
      1975     Dec-75     $ 1.18
      1976     Dec-76     $ 1.44
      1977     Dec-77     $ 1.33
      1978     Dec-78     $ 1.40
      1979     Dec-79     $ 1.65


The market sold off 15% after Iraq invaded Kuwait, but regained its losses before Desert Storm had even commenced, leaving the longer term bull market intact.

[Line Graph Here]:

      1988     Dec-88     $ 1.00
      1989     Dec-89     $ 1.32
      1990     Dec-90     $ 1.29
      1991     Dec-91     $ 1.69
      1992     Dec-92     $ 1.81

                  _____________________________________________

                        THE CHESAPEAKE CORE GROWTH FUND
                  _____________________________________________


                               September 30, 2001


Investment Strategy
-------------------

The Chesapeake Core Growth Fund seeks capital appreciation through investments in large capitalization growth equities. The cornerstone of the fund's intensive in-house fundamental analysis is constant contact with the management, customers, competitors, and suppliers of both current and potential investments.


Investment Guidelines
---------------------

The Fund seeks companies that:

o are experiencing a rapid growth rate - companies in our portfolio are forecasted to grow their profits in excess of 15% annually;
o  are selling at a stock price not yet fully reflective of their growth rate;
o are undergoing a positive change created by new products, managements, distribution strategies or manufacturing technologies;
o  have a strong balance sheet;
o  are less susceptible to macroeconomic change.


Ten Largest Industry Groups
---------------------------

Computer Software                   4.0%
Consumer Products & Services       12.2%
Energy Services                     6.3%
Food & Restaurants                  7.1%
Independent Power Producers         4.2%
Medical Products                    9.5%
Pharmaceuticals                    10.4%
Retail Sales & Distribution         4.6%
Semiconductors & Related            5.3%
Telecommunications                  4.9%
All Others                         31.6%


About The Investment Advisor
----------------------------

Gardner Lewis Asset Management serves as investment advisor to the Chesapeake Family of Funds. Overall, through the funds and separately managed accounts, Gardner Lewis invests approximately $2 billion in growth equities for both institutions and individuals including some of the top foundations, endowments, and pension plans in the U.S. Gardner Lewis was founded in 1990 and employs a staff of 36. The research team is comprised of 17.

Ten Largest Holdings
--------------------

 1. Johnson & Johnson             4.2%
 2. HCA - The Healthcare Co.      3.6%
 3. Block, H & R, Inc.            3.6%
 4. Amgen                         3.0%
 5. St. Jude Medical, Inc.        3.0%
 6. Pfizer, Inc.                  2.9%
 7. Moodys Corp.                  2.8%
 8. Mirant Corp.                  2.6%
 9. Coca Cola Co.                 2.5%
10. Concord EFS, Inc.             2.5%


Portfolio Characteristics
-------------------------

Number of Companies                 49
5 Yr. Historical Earnings Growth    15
Earnings Growth - net year          19
P/E Ratio - next year               18
  (Gardner Lewis earnings estimates)


Performance Summary
-------------------
                                                         Annualized
--------------------------------------------------------------------------------
                               Quarter           1 Year            Since
                                 End                             Inception
--------------------------------------------------------------------------------
      The Chesapeake
    Core Growth Fund           -21.55%          -37.10%           10.04%
--------------------------------------------------------------------------------

The inception date of the Fund was September 29, 1997. The performance quoted represents past performance and is not a guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares.


For more complete information regarding the Fund including charges and expenses, obtain a prospectus by calling the Fund directly at (800) 430-3863 or Gardner Lewis Asset Management, the Investment Advisor at (610) 558-2800.

             Please read the prospectus carefully before you invest

                   Capital Investment Group, Inc., Distributor
                           Raleigh, NC (800) 525-3863


                                    _____________________________________________

                                           THE CHESAPEAKE CORE GROWTH FUND
                                    _____________________________________________




                                               PORTFOLIO OF INVESTMENTS
                                                      (unaudited)
                                                  September 30, 2001

---------------------------------------------------------     -------------------------------------------------------------
Quantity        Security                     Market Value     Quantity      Security                          Market Value
=========================================================     =============================================================
     17,010 Johnson & Johnson                     942,354         12,000 Comcast Corp. Class A                     430,440
     18,500 HCA - The Healthcare Company          819,735          9,300 Tyco Industries, Inc.                     423,150
     21,000 Block, H & R, Inc.                    809,760         16,400 Conoco Inc CL B                           415,576
     11,600 Amgen                                 681,732         12,400 Target Corp.                              393,700
      9,900 St. Jude Medical, Inc.                677,655         27,500 AES Corporation                           352,550
     16,100 Pfizer, Inc.                          645,610          9,400 General Electric Co.                      349,680
     17,000 Moodys Corp.                          629,000          8,000 Verisign, Inc.                            335,200
     26,900 Mirant Corp.                          589,110         16,300 Gemstar TV Guide International Inc.       321,273
     12,100 Coca Cola Co.                         566,885         52,000 Lucent Technologies                       297,960
     11,500 Concord EFS, Inc.                     562,925          7,900 DuPont, E.I. de Nemours & Co.             296,408
     10,400 Phillips Petro.                       560,976         24,780 EMC Corporation                           291,165
     19,100 American Express                      555,046         35,000 Compaq Computer Corp.                     290,850
     42,150 Archer Daniels Midland                530,668         34,660 Sun Microsystems, Inc.                    286,638
     11,100 Qualcomm, Inc.                        527,694         12,100 Adelphia Communications                   268,620
      8,300 Kimberly Clark Corp.                  514,600         11,800 Goodyear Tire & Rubber                    217,474
      7,700 Allergan, Inc                         510,510         16,600 Cendant Corporation                       212,480
     11,600 Medtronic, Inc.                       504,600         11,000 Micron Technology                         207,130
     12,900 Novartis AG-ADR                       502,068         34,600 Amazon.Com Inc.                           206,562
     18,000 McDonald's Corp.                      488,520          6,800 Novellus Systems, Inc.                    194,208
     31,800 Southwest Airlines, Co.               471,912         15,900 ASM Lithography                           178,239
     18,300 Jones Apparel Group, Inc.             466,467          7,450 Xilinx Inc.                               175,298
     13,100 International Paper                   456,404
     24,600 USA Networks, Inc.                    442,308                TOTAL EQUITY                           21,356,500
     36,700 Circuit City Stores, Inc.             440,400
     19,500 Halliburton Co                        439,725                CASH EQUIVALENT                         1,120,596
      7,700 Lehman Bros Holdings                  437,745
     46,100 Taiwan Semiconductor                  437,489                TOTAL ASSETS                           22,477,096



________________________________________________________________________________


                         THE CHESAPEAKE CORE GROWTH FUND

________________________________________________________________________________


                 a series of the Gardner Lewis Investment Trust
























                 This Report has been prepared for shareholders
               and may be distributed to others only if preceded
                    or accompanied by a current prospectus.

________________________________________________________________________________


                         THE CHESAPEAKE CORE GROWTH FUND

________________________________________________________________________________


                 a series of the Gardner Lewis Investment Trust






                               Semi-Annual Report


                      FOR THE PERIOD ENDED AUGUST 31, 2001




                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317


                         THE CHESAPEAKE CORE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of The Chesapeake Core Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863


                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          August 31, 2001
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                       Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 93.31%

      Apparel Manufacturing - 2.34%
      (a)  Jones Apparel Group, Inc. .................................................                 16,800            $   535,920
                                                                                                                         -----------

      Auto & Trucks - 2.00%
           Magna International, Inc. .................................................                  7,500                458,250
                                                                                                                         -----------

      Beverages - 2.36%
           The Coca-Cola Company .....................................................                 11,100                540,237
                                                                                                                         -----------

      Chemicals - 1.42%
           E.I. du Pont de Nemours and Company .......................................                  7,900                323,663
                                                                                                                         -----------

      Commercial Services - 7.53%
      (a)  Concord EFS, Inc. .........................................................                  8,300                435,501
           H&R Block, Inc. ...........................................................                 19,200                747,072
           Moody's Corporation .......................................................                 15,700                537,725
                                                                                                                         -----------
                                                                                                                           1,720,298
                                                                                                                         -----------
      Computers - 4.95%
           Compaq Computer Corporation ...............................................                 32,300                398,905
      (a)  EMC Corporation ...........................................................                 23,280                359,909
      (a)  Sun Microsystems, Inc. ....................................................                 32,360                370,522
                                                                                                                         -----------
                                                                                                                           1,129,336
                                                                                                                         -----------
      Computer Software & Services - 0.81%
      (a)  VeriSign, Inc. ............................................................                  4,500                184,725
                                                                                                                         -----------

      Electronics - 1.58%
           General Electric Company ..................................................                  8,800                360,624
                                                                                                                         -----------

      Electronics - Semiconductor - 6.91%
      (a)  ASM Lithography Holdings ..................................................                 15,900                289,062
           Infineon Technologies AG - ADR ............................................                 10,800                255,204
      (a)  Novellus Systems, Inc. ....................................................                  6,300                279,153
      (a)  Taiwan Semiconductor Manufacturing Company Ltd. ...........................                 37,500                486,750
      (a)  Xilinx, Inc. ..............................................................                  6,850                267,424
                                                                                                                         -----------
                                                                                                                           1,577,593
                                                                                                                         -----------
      Entertainment - 3.10%
           The Walt Disney Company ...................................................                 10,900                277,187
      (a)  USA Networks, Inc. ........................................................                 18,600                430,776
                                                                                                                         -----------
                                                                                                                             707,963
                                                                                                                         -----------


                                                                                                                         (Continued)

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          August 31, 2001
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                       Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Financial - Banks, Money Center - 2.76%
           Citigroup Inc. ..........................................................                   13,766            $   630,483
                                                                                                                         -----------

      Financial - Securities Broker - 1.96%
           Lehman Brothers Holdings Inc. ...........................................                    6,800                446,420
                                                                                                                         -----------

      Financial Services - 2.38%
           American Express Company ................................................                   14,900                542,658
                                                                                                                         -----------

      Food Processing - 2.29%
           Archer-Daniels-Midland Company ..........................................                   38,850                521,755
                                                                                                                         -----------

      Forest Products & Paper - 2.14%
           International Paper Company .............................................                   12,200                489,708
                                                                                                                         -----------

      Insurance - Life & Health - 0.97%
      (a)  Conseco, Inc. ...........................................................                   24,000                220,320
                                                                                                                         -----------

      Medical - Biotechnology - 2.96%
      (a)  Amgen Inc. ..............................................................                   10,500                675,150
                                                                                                                         -----------

      Medical - Hospital Management & Services - 3.41%
           HCA - The Healthcare Company ............................................                   17,000                777,580
                                                                                                                         -----------

      Medical Supplies - 8.47%
           Johnson & Johnson .......................................................                   15,510                817,532
           Medtronic, Inc. .........................................................                   10,600                482,724
           St. Jude Medical, Inc. ..................................................                    9,200                632,960
                                                                                                                         -----------
                                                                                                                           1,933,216
                                                                                                                         -----------
      Miscellaneous - Manufacturing - 2.12%
           Tyco International Ltd. .................................................                    9,300                483,135
                                                                                                                         -----------

      Oil & Gas - Domestic - 0.64%
           Enron Corporation .......................................................                    4,200                146,958
                                                                                                                         -----------

      Oil & Gas - International - 2.03%
           Phillips Petroleum Company ..............................................                    8,000                463,200
                                                                                                                         -----------

      Packaging & Containers - 3.56%
           Kimberly-Clark Corporation ..............................................                   13,100                812,855
                                                                                                                         -----------



                                                                                                                         (Continued)

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          August 31, 2001
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                       Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

      Pharmaceuticals - 6.46%
           Allergan, Inc. ............................................................                  6,000            $   433,500
           Novartis AG - ADR .........................................................                 12,900                470,463
           Pfizer, Inc. ..............................................................                 14,900                570,819
                                                                                                                         -----------
                                                                                                                           1,474,782
                                                                                                                         -----------
      Restaurants & Food Service - 2.16%
           McDonald's Corporation ....................................................                 16,400                492,492
                                                                                                                         -----------

      Retail - General Merchandise - 1.73%
           Target Corporation ........................................................                 11,400                395,010
                                                                                                                         -----------

      Retail - Specialty Line - 2.55%
      (a)  Amazon.com, Inc. ..........................................................                 19,100                170,754
           Circuit City Stores, Inc. .................................................                 24,600                410,820
                                                                                                                         -----------
                                                                                                                             581,574
                                                                                                                         -----------
      Telecommunications Equipment - 3.83%
      (a)  Lucent Technologies Inc. ..................................................                 47,900                326,678
      (a)  QUALCOMM Incorporated .....................................................                  9,300                547,305
                                                                                                                         -----------
                                                                                                                             873,983
                                                                                                                         -----------
      Tire & Rubber - 1.27%
           The Goodyear Tire & Rubber Company ........................................                 11,800                289,100
                                                                                                                         -----------

      Utilities - Electric - 4.49%
      (a)  The AES Corporation .......................................................                  9,500                314,640
      (a)  Mirant Corporation ........................................................                 24,800                710,520
                                                                                                                         -----------
                                                                                                                           1,025,160
                                                                                                                         -----------
      Utilities - Telecommunications - 2.13%
      (a)  Adelphia Communications Corp. .............................................                 11,200                353,360
      (a)  Worldcom, Inc. ............................................................                 10,322                132,741
                                                                                                                         -----------
                                                                                                                             486,101
                                                                                                                         -----------

           Total Common Stocks (Cost $21,425,199) ...........................................................             21,300,249
                                                                                                                         -----------

INVESTMENT COMPANIES - 6.62%

      Evergreen Money Market Institutional Money .....................................              1,041,686              1,041,686
           Market Fund Institutional Service Shares
      Evergreen Money Market Treasury Institutional Money ............................                470,191                470,191
           Market Fund Institutional Service Shares                                                                      -----------

           Total Investment Companies (Cost $1,511,877) .....................................................              1,511,877
                                                                                                                         -----------



                                                                                                                         (Continued)

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          August 31, 2001
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                                          (note 1)
------------------------------------------------------------------------------------------------------------------------------------

Total Value of Investments (Cost $22,937,076 (b)) .................................                     99.93 %          $22,812,126
Other Assets Less Liabilities .....................................................                      0.07 %               15,179
                                                                                                       ------            -----------
      Net Assets ..................................................................                    100.00 %          $22,827,305
                                                                                                       ======            ===========




      (a)  Non-income producing investment.

      (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is  the  same.  Unrealized  appreciation
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:



           Unrealized appreciation ..........................................................................           $ 2,033,068
           Unrealized depreciation ..........................................................................            (2,158,018)
                                                                                                                        -----------

                       Net unrealized depreciation ..........................................................           $  (124,950)
                                                                                                                        ===========



      The following acronym is used in this portfolio:

           ADR - American Depository Receipt





















See accompanying notes to financial statements


                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           August 31, 2001
                                                             (Unaudited)


ASSETS
      Investments, at value (cost $22,937,076) ........................................................                $ 22,812,126
      Cash ............................................................................................                       1,349
      Income receivable ...............................................................................                      24,504
      Receivable for fund shares sold .................................................................                       7,000
      Prepaid expenses ................................................................................                       1,794
                                                                                                                       ------------

           Total assets ...............................................................................                  22,846,773
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                      19,468
                                                                                                                       ------------

NET ASSETS
      (applicable to 1,662,862 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                $ 22,827,305
                                                                                                                       ============

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($22,827,305 / 1,662,862 shares) ................................................................                $      13.73
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $ 24,727,336
      Accumulated net investment loss .................................................................                     (28,874)
      Accumulated net realized loss on investments ....................................................                  (1,746,207)
      Net unrealized depreciation on investments ......................................................                    (124,950)
                                                                                                                       ------------
                                                                                                                       $ 22,827,305
                                                                                                                       ============






















See accompanying notes to financial statements


                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                    Period ended August 31, 2001
                                                             (Unaudited)


NET INVESTMENT LOSS

      Income
           Dividends ....................................................................................               $   103,006
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) ............................................................                   110,384
           Fund administration fees (note 2) ............................................................                     8,279
           Custody fees .................................................................................                     6,262
           Registration and filing administration fees (note 2) .........................................                     2,056
           Fund accounting fees (note 2) ................................................................                    14,604
           Audit fees ...................................................................................                     8,565
           Legal fees ...................................................................................                     7,562
           Securities pricing fees ......................................................................                     2,145
           Shareholder administration fees (note 2) .....................................................                     6,250
           Shareholder recordkeeping fees ...............................................................                     9,000
           Shareholder servicing expenses ...............................................................                     2,015
           Registration and filing expenses .............................................................                     4,529
           Printing expenses ............................................................................                     2,049
           Trustee fees and meeting expenses ............................................................                     3,610
           Other operating expenses .....................................................................                     2,560
                                                                                                                        -----------

               Total expenses ...........................................................................                   189,870
                                                                                                                        -----------

               Less:
                    Expense reimbursements (note 4) .....................................................                    (9,838)
                    Investment advisory fees waived (note 2) ............................................                   (48,152)
                                                                                                                        -----------

               Net expenses .............................................................................                   131,880
                                                                                                                        -----------

                    Net investment loss .................................................................                   (28,874)
                                                                                                                        -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions ....................................................                (1,451,650)
      Decrease in unrealized appreciation on investments ................................................                (1,195,181)
                                                                                                                        -----------

           Net realized and unrealized loss on investments ..............................................                (2,646,831)
                                                                                                                        -----------

               Net decrease in net assets resulting from operations .....................................               $(2,675,705)
                                                                                                                        ===========







See accompanying notes to financial statements


                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Period ended        Year ended
                                                                                                     August 31,        February 28,
                                                                                                      2001 (a)             2001
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

     Operations
         Net investment loss .......................................................                 $   (28,874)       $   (78,315)
         Net realized (loss) gain from investment transactions .....................                  (1,451,650)           926,658
         Decrease in unrealized appreciation on investments ........................                  (1,195,181)        (3,012,059)
                                                                                                     -----------        -----------

              Net decrease in net assets resulting from operations .................                  (2,675,705)        (2,163,716)
                                                                                                     -----------        -----------

     Distributions to shareholders from
         Net realized gain from investment transactions ............................                           0         (1,783,227)
                                                                                                     -----------        -----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (b) ......                   9,786,651          8,121,408
                                                                                                     -----------        -----------

                     Total increase in net assets ..................................                   7,110,946          4,174,465

NET ASSETS

     Beginning of period ...........................................................                  15,716,359         11,541,894
                                                                                                     -----------        -----------

     End of period .................................................................                 $22,827,305        $15,716,359
                                                                                                     ===========        ===========


(a) Unaudited.

(b) A summary of capital share activity follows:
                                                               ---------------------------------------------------------------------
                                                                        Period ended                           Year ended
                                                                     August 31, 2001 (a)                    February 28, 2001

                                                                 Shares              Value             Shares              Value
                                                               ---------------------------------------------------------------------

Shares sold ............................................           673,963        $10,537,223            345,346        $ 6,449,131

Shares issued for reinvestment of distributions ........                 0                  0            105,081          1,783,227
                                                               -----------        -----------        -----------        -----------

                                                                   673,963         10,537,223            450,427          8,232,358

Shares redeemed ........................................           (49,638)          (750,572)            (6,100)          (110,950)
                                                               -----------        -----------        -----------        -----------

     Net increase ......................................           624,325        $ 9,786,651            444,327        $ 8,121,408
                                                               ===========        ===========        ===========        ===========




See accompanying notes to financial statements


                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)



------------------------------------------------------------------------------------------------------------------------------------
                                                          Period ended   Year ended     Year ended     Year ended      Year ended
                                                           August 31,   February 28,   February 29,   February 28,    February 28,
                                                            2001 (a)        2001           2000           1999          1998 (b)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ..................     $ 15.13        $ 19.42        $ 12.68        $ 10.72        $ 10.00

     (Loss) income from investment operations
        Net investment loss ...........................       (0.02)         (0.08)         (0.07)         (0.07)         (0.01)
        Net realized and unrealized (loss) gain
          on investments ..............................       (1.38)         (2.10)          8.18           2.03           0.75
                                                            -------        -------        -------        -------        -------

          Total from investment operations ............       (1.40)         (2.18)          8.11           1.96           0.74
                                                            -------        -------        -------        -------        -------

     Distributions to shareholders from
        Distribution in excess of net investment income        0.00           0.00           0.00           0.00          (0.02)
        Net realized gain from investment transactions         0.00          (2.11)         (1.37)          0.00           0.00
                                                            -------        -------        -------        -------        -------

          Total distributions .........................        0.00          (2.11)         (1.37)          0.00          (0.02)
                                                            -------        -------        -------        -------        -------

Net asset value, end of period ........................     $ 13.73        $ 15.13        $ 19.42        $ 12.68        $ 10.72
                                                            =======        =======        =======        =======        =======

Total return ..........................................       (9.31)%       (12.37)%        66.64 %        18.27 %         7.49 %
                                                            =======        =======        =======        =======        =======

Ratios/supplemental data
     Net assets, end of period (000's) ................     $22,827        $15,716        $11,542        $ 6,050        $ 6,048
                                                            =======        =======        =======        =======        =======

     Ratio of expenses to average net assets
        Before expense reimbursements and waived fees .        1.73 %(c)      1.80 %         2.25 %         2.73 %         3.19 %(c)
        After expense reimbursements and waived fees ..        1.19 %(c)      1.25 %         1.15 %         1.39 %         1.24 %(c)

     Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees .       (0.79)%(c)     (1.06)%        (1.59)%        (1.89)%        (2.19)%(c)
        After expense reimbursements and waived fees ..       (0.26)%(c)     (0.50)%        (0.49)%        (0.55)%        (0.24)%(c)

     Portfolio turnover rate ..........................       76.08 %       136.22 %       130.44 %       174.44 %        29.83 %

(a)  Unaudited.
(b)  For the period from September 29, 1997 (Commencement of operations) to February 28, 1998.
(c)  Annualized.







See accompanying notes to financial statements


                         THE CHESAPEAKE CORE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 2001
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Chesapeake Core Growth Fund (the "Fund"), an open-end investment company, is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"). The Trust was organized in 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on September 29, 1997. The investment objective of the Fund is to seek capital appreciation through investments in equity securities, consisting primarily of common and preferred stocks and securities convertible into common stocks. The following is a summary of significant accounting policies followed by the Fund:

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost, which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since the Fund intends to distribute substantially all taxable income to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends annually on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending February 28.

         E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


                                                                     (Continued)

                         THE CHESAPEAKE CORE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 2001
                                   (Unaudited)



NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets. The Advisor intends to voluntarily waive a portion of its fee to limit total annual fund operating expenses to no more than 1.25% of the Fund's average daily net assets. There can be no assurance that the foregoing voluntary fee waiver will continue. The Advisor has voluntarily waived its fee amounting to $48,152 ($0.03 per share) for the period ended August 31, 2001.

         The Fund's administrator, The Nottingham Management Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.075% of the Fund's average daily net assets. The Administrator also receives a monthly fund accounting fee of $2,250 for accounting and recordkeeping services, plus 0.01% of the annual net assets. The Administrator also charges for certain expenses involved with the daily valuation of portfolio securities.

         North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments other than short-term investments aggregated $24,002,488 and $15,340,396, respectively, for the period ended August 31, 2001.


NOTE 4 - EXPENSE REDUCTION

         The Advisor has transacted certain portfolio trades with brokers who paid a portion of the Fund's expenses. For the period ended August 31, 2001, the Fund's expenses were reduced by $9,838 under this agreement.

________________________________________________________________________________


                         THE CHESAPEAKE CORE GROWTH FUND

________________________________________________________________________________


                 a series of the Gardner Lewis Investment Trust
























                 This Report has been prepared for shareholders
               and may be distributed to others only if preceded
                    or accompanied by a current prospectus.